UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Air Products & Chemicals, Inc.	598	40,180
Alcoa, Inc.	2,354	71,938
Allegheny Technologies, Inc.	235	14,377
Ball Corp.	289	12,667
Bemis Co.	281	8,874
Dow Chemical Co.	2,612	106,047
Du Pont (E.I.) de Nemours	2,484	104,850
Eastman Chemical Co.	219	11,208
Ecolab, Inc.	494	18,871
Engelhard Corp.	334	13,230
Freeport-McMoran Copper Cl B	495	29,586
Hercules, Inc.*	305	4,209
International Paper Co.	1,330	45,978
Intl. Flavors & Fragrances	219	7,516
Louisiana-Pacific Corp.	291	7,915
MeadWestvaco Corp.	493	13,464
Monsanto Co.	721	61,105
Newmont Mining Corp. Hldg. Co.	1,197	62,112
Nucor Corp.	419	43,907
PPG Industries, Inc.	455	28,824
Pactiv Corp.*	385	9,448
Phelps Dodge Corp.	548	44,130
Praxair, Inc.	868	47,870
Rohm & Haas Co.	390	19,059
Sealed Air Corp.	219	12,674
Sigma-Aldrich Corp.	181	11,908
Temple-Inland, Inc.	300	13,365
Tronox, Inc.	1	15
United States Steel Group	300	18,204
Vulcan Materials Co.	270	23,396
Weyerhaeuser Co.	657	47,587
		954,514
CONSUMER, CYCLICAL (5.5%)
Amazon.com, Inc.*	825	30,137
AutoZone, Inc.*	149	14,854
Autonation, Inc.*	484	10,430
Bed Bath & Beyond, Inc.*	760	29,184
Best Buy Co., Inc.	1,099	61,467

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Big Lots, Inc.*	306	4,272
Black & Decker Corp.	210	18,247
Brunswick Corp.	255	9,909
Carnival Corp.	1,172	55,518
Centex Corp.	332	20,581
Circuit City Group, Inc.	411	10,061
Clear Channel Communications*	1,395	40,469
Coach, Inc.*	1,035	35,790
Comcast Corp. Cl A*	5,774	151,048
Cooper Tire & Rubber Co.	168	2,409
D.R. Horton, Inc.	730	24,251
Darden Restaurants, Inc.	360	14,771
Dillard’s, Inc. Cl A	173	4,505
Disney (Walt) Co.	5,200	145,028
Dollar General Corp.	861	15,214
Dow Jones & Co.	158	6,209
EW Scripps Co. Cl A	225	10,060
Eastman Kodak Co.	771	21,927
Family Dollar Stores, Inc.	420	11,172
Federated Dept. Stores	732	53,436
Ford Motor Co.	5,033	40,063
Fortune Brands, Inc.	392	31,607
Gannett Co., Inc.	645	38,648
Gap, Inc.	1,544	28,842
General Motors Corp.	1,518	32,288
Genuine Parts Co.	459	20,118
Goodyear Tire & Rubber Co.*	472	6,835
Harley-Davidson, Inc.	736	38,184
Harman Intl. Inds.	177	19,670
Harrah’s Entertainment, Inc.	493	38,434
Hasbro, Inc.	480	10,128
Hilton Hotels Corp.	890	22,659
Home Depot, Inc.	5,736	242,633
International Game Technology	906	31,909
Interpublic Grp. of Cos., Inc.	1,158	11,070
Johnson Controls, Inc.	517	39,256
Jones Apparel Group, Inc.	308	10,894
KB Home	208	13,516

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Knight-Ridder, Inc.	188	11,883
Kohl’s Corp.*	925	49,034
Leggett & Platt	492	11,990
Lennar Corp.	369	22,280
Limited Brands, Inc.	937	22,919
Liz Claiborne, Inc.	286	11,720
Lowe’s Companies, Inc.	2,103	135,517
Marriott International, Inc.	443	30,390
Mattel, Inc.	1,050	19,037
Maytag Corp.	209	4,458
McDonald’s Corp.	3,385	116,309
McGraw-Hill Cos., Inc.	991	57,101
Meredith Corp.	119	6,639
NIKE, Inc. Cl B	513	43,656
New York Times Co. Cl A	383	9,694
Newell Rubbermaid, Inc.	739	18,615
News Corp, Inc.	6,481	107,649
Nordstrom, Inc.	594	23,273
Office Depot, Inc.*	798	29,718
OfficeMax, Inc.	190	5,732
Omnicom Group, Inc.	489	40,709
Penney (J.C.) Co., Inc.	625	37,756
Pulte Homes, Inc.	576	22,130
RadioShack Corp.	366	7,038
Sears Holding Corp.*	270	35,594
Sherwin-Williams Co.	305	15,079
Snap-On, Inc.	153	5,832
Stanley Works	197	9,980
Staples, Inc.	1,972	50,325
Starbucks Corp.*	2,067	77,802
Starwood Hotels & Resorts*	584	39,554
TJX Companies, Inc.	1,239	30,752
Target Corp.	2,374	123,472
Tiffany & Co.	383	14,378
Time Warner, Inc.	12,165	204,250
Tribune Co.	712	19,530
Univision Communications, Inc.	601	20,716
V F Corp.	240	13,656

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wendy’s International, Inc.	310	19,239
Whirlpool Corp.	175	16,007
Yum! Brands, Inc.	745	36,401
eBay, Inc.*	3,115	121,672
		3,177,189
CONSUMER, NON-CYCLICAL (5.1%)
Alberto-Culver Co. Cl A	202	8,934
Albertson’s, Inc.	989	25,388
Altria Group, Inc.	5,635	399,296
Anheuser-Busch Cos., Inc.	2,096	89,646
Archer-Daniels-Midland Co.	1,757	59,123
Avon Products, Inc.	1,216	37,903
Brown-Forman Corp. Cl B	223	17,164
CVS Corp.	2,207	65,923
Campbell Soup Co.	496	16,070
Clorox Co.	405	24,239
Coca-Cola Co.	5,562	232,881
Coca-Cola Enterprises	819	16,658
Colgate-Palmolive Co.	1,394	79,597
ConAgra Foods, Inc.	1,402	30,087
Constellation Brands, Inc. Cl A	532	13,327
Costco Wholesale Corp.	1,270	68,783
Dean Foods Co.*	364	14,134
Estee Lauder Co. Cl A	324	12,050
General Mills, Inc.	956	48,450
Heinz (H.J.) Co.	900	34,128
Hershey Food Corp.	493	25,749
Kellogg Co.	687	30,255
Kimberly Clark Corp.	1,244	71,903
Kroger Co.	1,959	39,885
McCormick & Co., Inc.	356	12,054
Molson Coors Brewing Co.	154	10,567
Pepsi Bottling Group, Inc.	373	11,335
PepsiCo, Inc.	4,473	258,495
Proctor & Gamble Co.	8,881	511,723
RJ Reynolds Tobacco Hldgs.	229	24,160
Safeway, Inc.	1,214	30,496
Sara Lee Corp.	2,043	36,529

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON- CYCLICAL (Cont’d.)
Supervalu, Inc.	365	11,249
Sysco Corp.	1,669	53,491
Tyson Foods, Inc.	674	9,261
UST, Inc.	434	18,054
Wal-Mart Stores, Inc.	6,745	318,634
Walgreen Co.	2,733	117,874
Whole Foods Market, Inc.	372	24,716
Wrigley (Wm.) Jr. Co.	482	30,848
		2,941,059
ENERGY (5.4%)
Amerada Hess Corp.	223	31,755
Anadarko Petroleum	622	62,828
Apache Corp.	892	58,435
Ashland, Inc.	199	14,145
BJ Services Co.	875	30,275
Baker Hughes, Inc.	924	63,202
Burlington Resources, Inc.	1,016	93,381
Chesapeake Energy Corp.	1,009	31,693
ChevronTexaco Corp.	6,011	348,458
ConocoPhillips	3,722	235,044
Devon Energy Corp.	1,195	73,098
EOG Resources, Inc.	655	47,160
El Paso Corp.	1,780	21,449
Exxon Mobil Corp.	16,488	1,003,625
Halliburton Co.	1,394	101,790
Kerr-McGee Corp.	307	29,312
Kinder Morgan, Inc.	282	25,941
Marathon Oil Corp.	982	74,799
Murphy Oil Corp.	440	21,921
Nabors Industries, Ltd.*	423	30,278
National-Oilwell, Inc.*	465	29,816
Noble Corporation*	367	29,764
Occidental Petroleum	1,163	107,752
Rowan Cos., Inc.	292	12,836
Schlumberger, Ltd.	1,595	201,879
Sunoco, Inc.	364	28,235
Transocean, Inc.*	882	70,825
Valero Energy Corp.	1,679	100,371

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Weatherford Int’l., Ltd.*	935	42,776
Williams Cos., Inc.	1,606	34,352
XTO Energy, Inc.	981	42,742
		3,099,937
FINANCIAL (11.5%)
Ace, Ltd.	867	45,093
Aflac, Inc.	1,346	60,745
Allstate Corp.	1,745	90,949
AmSouth Bancorporation	932	25,211
Ambac Financial Group, Inc.	286	22,766
American Express Co.	3,340	175,517
American Int’l. Group, Inc.	7,008	463,159
Ameriprise Financial, Inc.	677	30,506
Aon Corp.	869	36,072
Apartment Investment & Mgmt.Co	261	12,241
Archstone-Smith Trust	568	27,701
BB & T Corp.	1,446	56,683
Bank of America Corp.	12,541	571,118
Bank of New York Co., Inc.	2,083	75,071
Bear Stearns Cos., Inc.	318	44,107
Boston Properties	249	23,219
CIT Group, Inc.	541	28,954
Capital One Financial Corp.	806	64,899
Charles Schwab Corp.	2,786	47,947
Chubb Corp.	532	50,774
Cincinnati Financial Corp.	469	19,731
Citigroup, Inc.	13,477	636,653
Comerica, Inc.	447	25,913
Compass Bancshares, Inc.	335	16,954
Countrywide Financial Corp.	1,628	59,748
E*Trade Financial Corp.*	1,128	30,433
Equity Office Properties	1,102	37,005
Equity Residential	784	36,683
Fannie Mae	2,613	134,308
Federated Investors, Inc.	227	8,864
Fifth Third Bancorp	1,492	58,725
First Tennessee Natl. Bank	336	13,994
Franklin Resources, Inc.	412	38,827

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Freddie Mac	1,866	113,826
Genworth Financial, Inc.	1,013	33,865
Golden West Financial Corp.	686	46,579
Goldman Sachs Group, Inc.	1,177	184,742
Hartford Financial Svc. Gp., Inc.	817	65,809
Huntington Bancshares, Inc.	676	16,312
J.P. Morgan Chase & Co.	9,412	391,916
Janus Capital Group	580	13,439
Jefferson-Pilot Corp.	359	20,082
KeyCorp.	1,098	40,406
Kimco Realty Corp.	542	22,027
Lehman Brothers Hldgs.	725	104,784
Lincoln National Corp.	468	25,548
Loews Corp.	364	36,837
M & T Bank Corp.	217	24,768
MBIA, Inc.	357	21,466
MGIC Investment Corp.	244	16,258
Marsh & McLennan Cos., Inc.	1,477	43,365
Marshall & Ilsley Corp.	561	24,448
Mellon Financial Corp.	1,125	40,050
Merrill Lynch & Co., Inc.	2,472	194,695
MetLife, Inc.	2,047	99,013
Moody’s Corp.	657	46,949
Morgan Stanley	2,900	182,178
National City Corp.	1,483	51,757
North Fork Bancorp, Inc.	1,284	37,018
Northern Trust Corp.	498	26,145
PNC Financial Services Group	780	52,502
Plum Creek Timber Co.	494	18,243
Principal Financial Group, Inc.	751	36,649
Progressive Corp. of Ohio	526	54,841
Prologis Trust	655	35,043
Prudential Financial, Inc.	1,337	101,358
Public Storage, Inc.	222	18,033
Regions Financial Corp.	1,236	43,470
SLM Corporation	1,120	58,173
Safeco Corp.	335	16,820
Simon Property Group	502	42,238

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sovereign Bancorp, Inc.	971	21,275
St. Paul Travelers Co., Inc.	1,879	78,523
State Street Corp.	899	54,327
Suntrust Banks, Inc.	1,001	72,833
Synovus Financial Corp.	837	22,674
T. Rowe Price Group, Inc.	348	27,217
Torchmark Corp.	284	16,216
UNUM Provident Corp.	799	16,364
US Bancorp	4,863	148,322
Vornado Realty Trust	320	30,720
Wachovia Corp.	4,381	245,555
Washington Mutual, Inc.	2,677	114,094
Wells Fargo & Company	4,525	289,012
XL Capital Limited	469	30,068
Zions Bancorporation	276	22,833
		6,662,255
HEALTHCARE (7.0%)
Abbott Laboratories	4,154	176,420
Aetna, Inc.	1,531	75,233
Allergan, Inc.	409	44,377
Amerisource Bergen Corp.	564	27,224
Amgen, Inc.*	3,155	229,526
Applera Corp.-Applied Biosys	495	13,434
Bard (C.R.), Inc.	275	18,648
Barr Pharmaceuticals, Inc.*	289	18,201
Bausch & Lomb, Inc.	141	8,982
Baxter International, Inc.	1,753	68,034
Becton Dickinson & Co.	668	41,135
Biogen Idec, Inc.*	929	43,756
Biomet, Inc.	664	23,585
Boston Scientific Corp.*	1,597	36,811
Bristol-Myers Squibb Co.	5,290	130,187
CIGNA Corp.	327	42,713
Cardinal Health, Inc.	1,145	85,325
Caremark Rx, Inc.	1,211	59,557
Chiron Corp.*	292	13,377
Coventry Health Care*	432	23,319
Express Scripts, Inc.*	400	35,160

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Forest Laboratories, Inc.*	880	39,274
Genzyme Corp. (Genl. Div)*	701	47,121
Gilead Sciences, Inc.*	1,248	77,651
Guidant Corp.	915	71,425
HCA, Inc.	1,101	50,415
Health Management Associates	650	14,021
Hospira, Inc.*	429	16,928
Humana, Inc.*	436	22,955
IMS Health, Inc.	538	13,864
Johnson & Johnson	8,036	475,892
King Pharmaceuticals, Inc.*	649	11,195
Laboratory Corp. of America*	338	19,766
Lilly (Eli) & Co.	3,057	169,052
Manor Care, Inc.	207	9,180
McKesson Corp.	827	43,112
Medco Health Solutions*	824	47,149
Medimmune, Inc.*	690	25,240
Medtronic, Inc.	3,250	164,938
Merck & Co., Inc.	5,905	208,033
Millipore Corp.*	140	10,228
Mylan Laboratories, Inc.	587	13,736
Patterson Cos., Inc.*	372	13,094
PerkinElmer, Inc.	350	8,215
Pfizer, Inc.	19,867	495,086
Quest Diagnostics, Inc.	447	22,931
Schering-Plough Corp.	3,995	75,865
St. Jude Medical, Inc.*	990	40,590
Stryker Corp.	780	34,585
Tenet Healthcare Corp.*	1,270	9,373
Thermo Electron Corp.*	434	16,097
UnitedHealth Group, Inc.	3,666	204,783
Waters Corp.*	282	12,168
Watson Pharmaceuticals, Inc.*	280	8,047
WellPoint, Inc.*	1,774	137,361
Wyeth	3,629	176,079
Zimmer Holdings, Inc.*	664	44,886
		4,065,339

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (7.0%)
3M Company	2,039	154,332
Allied Waste Industries*	586	7,173
American Power Conversion	459	10,607
American Standard Cos.	481	20,616
Apollo Group, Inc. Cl A*	380	19,954
Avery Dennison Corp.	296	17,310
Block (H. & R.), Inc.	881	19,074
Boeing Co.	2,161	168,407
Burlington North Santa Fe	1,004	83,663
CBS Corp. Cl B	2,078	49,830
CSX Corp.	592	35,402
Caterpillar, Inc.	1,811	130,048
Cendant Corp.	2,722	47,227
Cintas Corp.	370	15,769
Cooper Industries, Ltd.*	243	21,117
Cummins, Inc.	125	13,138
Danaher Corp.	638	40,545
Deere & Co.	649	51,303
Donnelley R.R. &Sons	576	18,847
Dover Corp.	545	26,465
Eaton Corp.	401	29,261
Emerson Electric Co.	1,111	92,913
Equifax, Inc.	342	12,736
FedEx Corp.	813	91,820
Fisher Scientific Intl.*	327	22,252
Fluor Corp.	234	20,077
General Dynamics Corp.	1,078	68,970
General Electric Co.	28,144	978,848
Goodrich Corporation	326	14,217
Google, Inc.*	545	212,550
Grainger (W.W.), Inc.	203	15,296
Honeywell International, Inc.	2,243	95,933
ITT Industries, Inc.	499	28,054
Illinois Tool Works, Inc.	560	53,934
Ingersoll Rand Co.*	890	37,193
L-3 Communications Hldgs., Inc.	323	27,710
Lockheed Martin Corp.	962	72,275
Masco Corp.	1,124	36,519

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Monster Worldwide, Inc.*	341	17,002
Navistar International Corp.*	173	4,771
Norfolk Southern	1,113	60,180
Northrop Grumman Corp.	947	64,671
PACCAR, Inc.	456	32,139
Pall Corp.	335	10,449
Parker Hannifin Corp.	316	25,473
Pitney Bowes, Inc.	606	26,016
Raytheon Co.	1,211	55,512
Robert Half Intl., Inc.	454	17,529
Rockwell Automation, Inc.	487	35,020
Rockwell Collins	468	26,372
Ryder System, Inc.	168	7,523
Southwest Airlines Co.	1,912	34,397
Textron, Inc.	355	33,153
Tyco International, Ltd.	5,442	146,281
Union Pacific Corp.	708	66,092
United Parcel Service Cl B	2,949	234,092
United Technologies Corp.	2,750	159,418
Verisign, Inc.*	660	15,833
Viacom Inc. Cl B.*	2,078	80,626
Waste Management, Inc.	1,484	52,385
		4,066,319
TECHNOLOGY (8.1%)
ADC Telecommunications, Inc.*	316	8,086
Adobe Systems, Inc.*	1,617	56,466
Advanced Micro Devices, Inc.*	1,298	43,042
Affiliated Computer Svcs.*	313	18,674
Agilent Technologies, Inc.*	1,158	43,483
Altera Corp.*	975	20,124
Analog Devices, Inc.	987	37,792
Andrew Corp.*	436	5,354
Apple Computer, Inc.*	2,300	144,256
Applied Materials, Inc.	4,284	75,013
Applied Micro Circuits Corp.*	804	3,272
Autodesk, Inc.*	623	23,998
Automatic Data Processing	1,557	71,124
Avaya, Inc.*	1,126	12,724

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
BMC Software, Inc.*	582	12,606
Broadcom Corp. Cl A*	1,189	51,317
CA, Inc.	1,232	33,523
Ciena Corp.*	1,572	8,190
Cisco Systems, Inc.*	16,607	359,874
Citrix Systems, Inc.*	474	17,965
Computer Sciences Corp.*	496	27,553
Compuware Corp.*	1,041	8,151
Comverse Technology, Inc.*	540	12,706
Convergys Corp.*	374	6,811
Corning, Inc.*	4,174	112,322
Dell, Inc.*	6,355	189,125
EMC Corp.*	6,417	87,464
Electronic Arts, Inc.*	820	44,870
Electronic Data Systems Corp.	1,389	37,267
First Data Corp.	2,071	96,964
Fiserv, Inc.*	496	21,105
Freescale Semiconductor Cl A*	1,104	30,658
Gateway, Inc.*	707	1,548
Hewlett-Packard Co.	7,637	251,257
IBM Corp.	4,232	349,013
Intel Corp.	15,885	307,375
Intuit, Inc.*	476	25,318
JDS Uniphase Corp.*	4,526	18,873
Jabil Circuit, Inc.*	471	20,187
KLA Tencor Corp.	530	25,631
LSI Logic Corp.*	1,058	12,230
Lexmark Int’l, Inc.*	292	13,251
Linear Technology Corp.	823	28,871
Lucent Technologies*	12,067	36,804
Maxim Integrated Products, Inc.	866	32,172
Micron Technology, Inc.*	1,671	24,597
Microsoft Corp.	23,995	652,913
Molex, Inc. Cl A	389	12,915
Motorola, Inc.	6,749	154,620
NCR Corp.*	490	20,477
NVIDIA Corporation*	453	25,939
National Semiconductor Corp.	920	25,613

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Network Appliance, Inc.*	1,001	36,066
Novell, Inc.*	1,052	8,079
Novellus Systems, Inc.*	367	8,808
Oracle Corp.*	10,175	139,296
PMC Sierra, Inc.*	502	6,170
Parametric Technology Corp.*	292	4,768
Paychex, Inc.	894	37,244
QLogic Corp.*	434	8,398
Qualcomm, Inc.	4,472	226,328
Sabre Group Holdings, Inc.	356	8,377
Sanmina Corp.*	1,437	5,892
Solectron Corp.*	2,469	9,876
Sun Microsystems, Inc.*	9,345	47,940
Symantec Corp.*	2,817	47,410
Symbol Technologies, Inc.	675	7,142
Tektronix, Inc.	224	7,999
Tellabs, Inc.*	1,216	19,334
Teradyne, Inc.*	528	8,189
Texas Instruments, Inc.	4,321	140,303
Unisys Corp.*	914	6,297
Xerox Corp.*	2,515	38,228
Xilinx, Inc.	938	23,881
Yahoo!, Inc.*	3,407	109,910
		4,717,418
TELECOMMUNICATIONS (1.8%)
AT & T, Inc.	10,476	283,270
Alltel Corp.	1,048	67,858
BellSouth Corp.	4,854	168,191
CenturyTel, Inc.	353	13,809
Citizens Communications Co.	887	11,770
Qwest Communications Intl.*	4,189	28,485
Sprint Nextel Corp.	8,012	207,030
Verizon Communications	7,903	269,176
		1,049,589
UTILITIES (1.7%)
AES Corp.*	1,771	30,213
Allegheny Energy, Inc.*	437	14,792
Ameren Corp.	547	27,252

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
American Electric Power, Inc.	1,055	35,891
CINergy Corp.	534	24,249
CMS Energy Corp.*	588	7,615
Centerpoint Energy, Inc.	831	9,914
Consolidated Edison, Inc.	656	28,536
Constellation Energy Group	478	26,151
DTE Energy Co.	477	19,123
Dominion Resources, Inc.	934	64,474
Duke Energy Corp.*	2,506	73,050
Dynergy, Inc.*	809	3,883
Edison International	874	35,991
Entergy Corp.	560	38,606
Exelon Corp.	1,799	95,167
FPL Group, Inc.	1,090	43,753
FirstEnergy Corp.	885	43,277
Keyspan Corporation	468	19,127
NiSource, Inc.	731	14,781
Nicor, Inc.	116	4,589
PG & E Corp.	932	36,255
PPL Corporation	1,018	29,929
Peoples Energy Corp.	100	3,564
Pinnacle West Capital Corp.	268	10,479
Progress Energy, Inc.	674	29,643
Public Svc. Enterprise Group	674	43,163
Sempra Energy	698	32,429
Southern Co.	2,004	65,671
TXU Corp.	1,249	55,905
Teco Energy, Inc.	558	8,995
Xcel Energy, Inc.	1,081	19,620
		996,087

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,713,406) 54.8%		31,729,706

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	4.59	04/20/06	200,000	199,516

U.S. GOVERNMENT AGENCIES (2.0%)
Federal National Mtge. Assoc.	4.65	04/03/06	1,170,000	1,169,698

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,369,214) 2.3%				1,369,214

TOTAL INDEXED ASSETS (Cost: $31,082,620) 57.1%				33,098,920

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
Purchased
4 S&P 500 Stock Index Futures Contracts	June 2006	$1,303,300	$(9,050.00)

Face value of futures purchased and oustanding as a percentage of net assets:  2.2%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Century Aluminum Company*	1,340	56,883
Coeur D’Alene Mines Corp.*	2,900	19,053
Commercial Metals Co.	2,670	142,818
Cytec Industries, Inc.	1,063	63,791
Dow Chemical Co.	2,440	99,064
Georgia Gulf Corp.	460	11,955
Glatfelter	2,070	37,943
Longview Fibre Co.	2,426	62,688
Lubrizol Corp.	1,451	62,175
Oregon Steel Mills, Inc.*	1,370	70,103
Phelps Dodge Corp.	1,860	149,786
Steel Dynamics, Inc.	440	24,961
Vulcan Materials Co.	910	78,852
		880,072
CONSUMER, CYCLICAL (4.9%)
AAR Corp*	800	22,784
Aaron Rents, Inc.	1,300	35,321
Aeropostale, Inc.*	1,250	37,700
Audiovox Corp. Cl A*	8,580	102,445
Best Buy Co., Inc.	3,262	182,444
CROCS, Inc.*	615	15,467
CSK Auto Corp.*	1,610	22,331
Carnival Corp.	1,660	78,634
Charming Shoppes, Inc.*	1,800	26,766
Crown Holdings, Inc.*	6,297	111,709
Gamestop Corp.*	3,440	162,162
Hartmarx Corp.*	1,380	12,296
Hibbett Sporting Goods, Inc.*	2,625	86,599
Home Depot, Inc.	2,170	91,791
Hot Topic, Inc.*	2,050	29,725
Hudson Highland Group*	1,871	35,437
International Game Technology	2,386	84,035
Jo-Ann Stores, Inc.*	1,960	26,382
Johnson Controls, Inc.	1,030	78,208
Kohl’s Corp.*	3,130	165,921
Landry’s Restaurant, Inc.	3,055	107,933
Lithia Motors, Inc. Cl A	840	29,148
Lone Star Steakhouse	2,080	59,114

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
Omega Protein Corp.*	122	697
Omnicom Group, Inc.	848	70,596
Payless Shoesource, Inc.*	2,996	68,578
Penney (J.C.) Co., Inc.	2,200	132,902
Pinnacle Entertainment, Inc.*	1,975	55,636
Red Robin Gourmet Burgers*	1,245	58,764
Staples, Inc.	5,676	144,852
Starbucks Corp.*	2,450	92,218
Starwood Hotels & Resorts*	1,200	81,276
Sunopta*	2,450	21,095
Sunterra Corporation*	3,884	55,464
Target Corp.	2,980	154,990
The Bombay Company, Inc.*	11,070	36,531
The Warnaco Group, Inc.*	2,689	64,536
Wild Oaks Markets, Inc.*	2,692	54,728
Winnebago Industries, Inc.	870	26,396
Wolverine World Wide, Inc.	5,366	118,750
		2,842,361
CONSUMER, NON-CYCLICAL (2.6%)
Alkermes, Inc.*	1,630	35,942
Boston Beer Co., Inc. Cl A*	220	5,722
CVS Corp.	2,260	67,506
Chattem, Inc.*	1,000	37,650
Colgate-Palmolive Co.	1,690	96,499
Conmed Corp.*	1,594	30,525
Flowers Foods, Inc.	440	13,068
General Mills, Inc.	1,120	56,762
Hershey Food Corp.	1,550	80,957
Hologic, Inc.*	800	44,280
Longs Drug Stores Corp.	1,982	91,727
MGI Pharma, Inc.*	2,375	41,563
PepsiCo, Inc.	2,740	158,345
Proctor & Gamble Co.	5,460	314,605
Safeway, Inc.	2,960	74,355
Serologicals Corp.*	2,394	58,557
Sovran Self-Storage, Inc.	345	19,044
Wal-Mart Stores, Inc.	3,510	165,812
Walter Industries, Inc.	770	51,297

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	1,323	87,900
		1,532,116
ENERGY (3.5%)
CNX Gas Corp.*	3,010	78,260
Crosstex Energy, Inc.	310	24,010
Denbury Resources, Inc.*	1,756	55,613
Devon Energy Corp.	2,350	143,750
Exxon Mobil Corp.	6,690	407,220
Halliburton Co.	3,320	242,426
Helix Energy Solutions Group*	2,178	82,546
Holly Corp.	1,620	120,074
NS Group, Inc.*	3,260	150,058
Range Resources Corp.	6,407	174,975
Todco Cl A	414	16,316
Transocean, Inc.*	2,730	219,219
Unisource Energy Corp.	2,100	64,050
Valero Energy Corp.	3,360	200,861
Whittier Energy*	9,100	65,611
		2,044,989
FINANCIAL (9.4%)
Acadia Realty Trust	1,370	32,264
Allstate Corp.	1,356	70,675
American Home Mortgage Inv.	960	29,962
American Int’l. Group, Inc.	2,790	184,391
AmericanWest Bancorp*	1,280	33,882
Argonaut Group, Inc.*	1,111	39,496
Assured Guaranty Co.*	2,917	72,925
Bank Mutual Corp.	5,297	62,716
Bank of America Corp.	6,035	274,834
BankAtlantic Bancorp, Inc. Cl A	5,395	77,634
Banner Corporation	1,015	34,510
Bear Stearns Cos., Inc.	1,134	157,286
Boykin Lodging Company*	1,000	11,290
Brookline Bankcorp	5,503	85,241
Capital One Financial Corp.	1,525	122,793
Ceres Group, Inc.*	4,830	26,662
Choice Hotels Intl., Inc.	1,572	71,966
Citigroup, Inc.	6,961	328,838

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Columbia Banking System	1,290	43,163
Conseco, Inc.*	2,656	65,922
Equity Inns, Inc.	5,571	90,250
Euronet Worldwide*	675	25,535
First Financial Holdings, Inc.	1,080	34,236
First Niagara Financial Grp.	4,837	70,910
First State Bank Corporation	3,803	101,008
Getty Realty Corp.	887	25,812
Golden West Financial Corp.	1,236	83,924
Goldman Sachs Group, Inc.	645	101,239
Hartford Financial Svc. Gp., Inc.	1,053	84,819
Highwoods Properties, Inc.	1,758	59,297
IShares Russell Micropac	3,582	209,296
IShares S&P MIDCAP 400	1,600	121,520
IShares S&P MIDCAP 400	900	71,667
Iberia Bank Corp.	237	13,407
JER Investors Trust, Inc.	1,790	29,750
Jackson Hewitt Tax Service	1,200	37,896
Jefferies Group	400	23,400
KNBT Bancorp, Inc.	3,824	62,522
Knight Capital Group, Inc.*	1,540	21,452
La Salle Hotel Properties	1,450	59,450
LandAmerica Financial Group	1,195	81,081
Lazard, Ltd. Cl A*	1,050	46,463
MAF Bancorp	1,742	76,247
Medical Properties Trust, Inc.	6,080	65,664
Merrill Lynch & Co., Inc.	2,734	215,330
Mid-America Apt. Communities	968	52,998
MoneyGram International, Inc.	1,600	49,152
Morgan Stanley	1,151	72,306
NASDAQ Stock Market, Inc.*	800	32,032
National Financial Partners	1,018	57,537
NewAlliance Bankshare	5,060	73,016
North Fork Bancorp, Inc.	5,098	146,975
PHH Corp.*	3,510	93,717
Pennsylvania REIT	983	43,252
Placer Sierra Banschares	1,880	53,674
Platinum Underwriters Hldgs.*	1,320	38,412

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
PrivateBancorp, Inc.	1,496	62,069
Provident Financial Services	4,078	73,812
Safeco Corp.	1,447	72,654
Santander Bancorp	1,575	40,005
Sterling Financial Corp.	2,162	62,698
Stewart Information Services	868	40,865
Summit Bancshares, Inc. (TX)	1,947	37,519
Sws Group, Inc.	1,871	48,927
Taberna Realty Fin. Trust	6,100	80,825
Texas Regional Bancshares	2,035	60,012
Tower Group, Inc.	1,560	36,036
Vintage Wine Trust, Inc.	6,160	55,440
Wachovia Corp.	3,240	181,602
Wells Fargo & Company	3,844	245,516
		5,449,676
HEALTHCARE (4.1%)
Abbott Laboratories	3,310	140,576
Adolor Corporation*	1,175	27,965
Advanced Medical Optics, Inc.*	1,497	69,820
Aetna, Inc.	2,900	142,506
Amgen, Inc.*	2,670	194,243
Amylin Pharmaceuticals, Inc.*	1,330	65,104
Arthrocare Corp.*	500	23,910
CV Therapeutics, Inc.*	1,581	34,908
Caliper Life Sciences, Inc.*	3,931	25,158
Caremark Rx, Inc.	950	46,721
Conceptus, Inc.*	3,640	47,720
DJ Orthopedics, Inc.*	1,600	63,616
Digene Corp.*	1,864	72,882
Enzon, Inc.*	3,740	30,294
Genesis HealthCare Corp.*	700	30,758
Genzyme Corp. (Genl. Div)*	950	63,859
HCA, Inc.	1,390	63,648
Human Genome Sciences, Inc.*	3,150	34,241
Humana, Inc.*	591	31,116
Intuitive Surgical, Inc.*	300	35,400
Inverness Medical Innovations*	880	25,282
Johnson & Johnson	4,460	264,121

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Keryx Biopharmaceuticals, Inc.	900	17,199
Kyphon, Inc.*	750	27,900
Medimmune, Inc.*	690	25,240
Myogen, Inc.*	912	33,005
Nuvasive, Inc.*	1,100	20,735
OSI Pharmaceuticals, Inc.*	131	5
Pfizer, Inc.	6,770	168,708
Psychiatric Solutions*	1,000	33,130
Senomyx, Inc.*	900	14,814
St. Jude Medical, Inc.*	1,118	45,838
Steris Corp.	1,090	26,901
Theravance, Inc.*	1,231	34,517
Thoratec Corp.*	1,100	21,197
United Surgical Partners, Inc.	1,395	49,397
Valeant Pharmaceuticals	1,139	18,053
Ventana Medical Systems, Inc.*	1,392	58,144
Viasys Healthcare, Inc.*	1,615	48,579
Wyeth	3,690	179,039
		2,356,249
INDUSTRIAL (7.2%)
Actuant Corp. Cl A	1,100	67,342
Acuity Brands, Inc.	800	32,000
Agnico-Eagle Mines, Ltd.	3,996	121,678
Allis-Chalmers Corp*	1,700	23,171
Apogee Enterprises, Inc.	5,276	89,059
Aspect Medical Systems, Inc.*	1,010	27,714
Baker (Michael) Corp.*	870	24,647
Benchmark Electronics*	2,269	87,016
Boeing Co.	1,786	139,183
Caterpillar, Inc.	2,010	144,338
Champion Enterprises, Inc.*	9,804	146,668
Conexant Systems, Inc.*	7,130	24,599
Curtis Wright Corp. Cl B	1,355	89,701
Cymer, Inc.*	850	38,624
Diagnostic Products Corp.	500	23,815
Eagle Materials, Inc.	1,050	66,948
EastGroup Properties, Inc.	380	18,027
Eclipsys Corp.*	1,550	36,596

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Filenet Corp.*	700	18,914
Fluor Corp.	1,570	134,706
Frozen Foods Express Ind.*	3,220	33,649
Gardner Denver Machinery*	1,595	103,994
General Cable Corp.*	2,373	71,973
General Electric Co.	13,470	468,487
Genesee & Wyoming, Inc. Cl A*	2,032	62,342
Genlyte Group, Inc.*	410	27,937
Granite Construction	750	36,510
HUB Group, Inc. Cl A*	1,345	61,305
Harmonic, Inc.*	3,600	22,932
Healthcare Services Group	1,360	29,050
Hydril Company*	908	70,779
ICO, Inc.*	3,430	17,150
ITT Industries, Inc.	1,960	110,191
Kennametal, Inc.	1,730	105,772
Kirby Corp.*	1,697	115,583
Komag, Inc.*	770	36,652
Labor Ready, Inc.*	1,109	26,561
Landstar System, Inc.	1,832	80,828
Lincoln Electric Holdings	1,395	75,316
Littelfuse, Inc.*	450	15,359
Marinemax, Inc.*	1,870	62,682
Moog, Inc. Cl A*	1,000	35,490
Morton’s Restaurant Group*	995	17,293
RailAmerica, Inc.*	10,503	111,962
Regal-Beloit Corp.	1,070	45,229
Shaw Group, Inc.*	4,058	123,363
Siligan Holdings, Inc.	2,472	99,300
Simpson Manufacturing Co., Inc.	425	18,403
Texas Industries, Inc.	1,260	76,217
Trinity Industries	2,388	129,883
Tyco International, Ltd.	2,770	74,458
United Parcel Service Cl B	1,620	128,596
United Technologies Corp.	3,730	216,228
Universal Forest Products	1,413	89,711
Werner Enterprises, Inc.	1,800	33,066
		4,188,997

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (6.9%)
3Com Corp.*	4,040	20,685
Activision, Inc.*	2,900	39,991
Adtran, Inc.	1,000	26,180
Akami Technologies*	1,525	50,157
Altiris, Inc.*	1,200	26,412
Andrew Corp.*	5,750	70,610
Anixter International, Inc.	1,506	71,957
Ansys, Inc.*	650	35,198
Apple Computer, Inc.*	1,269	79,592
Arris Group, Inc.*	3,250	44,720
Aspen Technology, Inc.*	3,100	39,215
Automatic Data Processing	1,577	72,037
Avocent Corp.*	1,075	34,121
BearingPoint, Inc.*	1,890	16,046
Broadcom Corp. Cl A*	1,078	46,526
Checkpoint Systems*	980	26,342
Cisco Systems, Inc.*	6,410	138,905
Computer Programs & Systems	800	40,000
Corning, Inc.*	2,545	68,486
Credence Systems Corp.*	1,980	14,533
Dell, Inc.*	1,772	52,735
Digital Insight Corporation*	900	32,760
Digitas*	1,225	17,640
EMC Corp.*	5,640	76,873
Electronics For Imaging, Inc.*	1,730	48,388
Entegris, Inc*	1,400	14,896
Fairchild Semiconductor Intl.*	1,870	35,661
Freescale Semiconductor Cl A*	1,593	44,238
Global Imaging Systems., Inc.*	670	25,447
Hewlett-Packard Co.	3,132	103,043
Hutchinson Tech*	700	21,119
IBM Corp.	1,680	138,550
Imation Corp.	970	41,623
Informatica Corp.*	1,750	27,213
Integrated Device Tech., Inc.*	2,897	43,049
Intel Corp.	6,470	125,195
Lecroy Corp.*	3,300	51,645
Maxim Integrated Products, Inc.	1,340	49,781

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Medics Pharmaceutical Corp.	4,030	131,378
Microsemi Corp.*	3,575	104,068
Microsoft Corp.	16,330	444,328
Motorola, Inc.	2,590	59,337
Netlogic Microsystems, Inc.*	375	15,454
Neustar, Inc. Cl A*	900	27,900
Open Text Corp.*	2,200	36,146
Oracle Corp.*	9,510	130,192
Palm, Inc.*	2,160	50,026
Parametric Technology Corp.*	2,529	41,299
Perot Systems Corp. Cl A*	1,950	30,342
Powerwave Technologies, Inc.*	1,112	15,001
Qualcomm, Inc.	3,018	152,741
Quest Software, Inc.*	1,075	17,953
RF Micro Devices*	5,980	51,727
Red Hat, Inc.*	2,800	78,344
Rogers Corp.*	1,010	55,025
SPSS, Inc.*	1,150	36,409
Silicon Laboratories, Inc.*	875	48,081
Sonosite, Inc.*	1,190	48,362
Syniverse Holdings, Inc.*	1,900	30,020
Technitrol Inc.	1,060	25,419
Texas Instruments, Inc.	2,370	76,954
Tibco Software, Inc.*	4,500	37,620
Trident Microsystems*	1,100	31,966
ValueClick , Inc.*	2,850	48,222
Varian Semiconductor Equip.*	1,750	49,140
Viasat, Inc.*	2,312	66,239
Wabtech	2,980	97,148
aQuantive, Inc.*	1,263	29,731
		3,978,141
TELECOMMUNICATIONS (0.7%)
BellSouth Corp.	2,910	100,832
CT Communications, Inc.	1,450	19,706
Cincinnati Bell, Inc.*	2,080	9,402
Sprint Nextel Corp.	4,730	122,223
Valor Communications Group	3,290	43,296
Verizon Communications	3,210	109,333
		404,792

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (1.2%)
Avista Corp.	1,420	29,323
Constellation Energy Group	850	46,504
Dominion Resources, Inc.	1,570	108,377
Exelon Corp.	2,670	141,243
FirstEnergy Corp.	1,070	52,323
Northwestern Corp.	850	26,469
PNM Resources, Inc.	3,375	82,350
Sempra Energy	1,550	72,013
Sierra Pacific Resources*	5,030	69,464
Westar Energy, Inc.	2,469	51,380
		679,446

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $21,170,232) 42.0%		24,356,839

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.1%)
Quanta Capital Holdings	1,660	37,184

TOTAL PREFERRED STOCK (Cost: $41,500) 0.1%		37,184

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	60,000	60,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1%				60,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
Federal National Mtge. Assoc.	4.65	04/03/06	270,000	269,930

COMMERCIAL PAPER (0.7%)
Gannett Co., Inc.	4.80	04/03/06	414,000	413,890

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $683,820) 1.2%				683,820

TOTAL ACTIVE ASSETS (Cost: $21,955,551) 43.4%				25,137,843

TOTAL INVESTMENTS (Cost: $53,038,171) 100.5%				58,236,763

OTHER NET ASSETS -0.5%				(285,096)

NET ASSETS 100.0%				$57,951,667

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the All America Fund are:

Unrealized Appreciation	$11,129,875
Unrealized Depreciation	(6,184,394)
Net	$4,945,481

Cost of Investments	$53,291,281

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.	1,187	79,755
Alcoa, Inc.	4,648	142,043
Allegheny Technologies, Inc.	461	28,204
Ball Corp.	553	24,238
Bemis Co.	566	17,874
Dow Chemical Co.	5,158	209,415
Du Pont EI de Nemours	4,904	206,998
Eastman Chemical Co.	432	22,110
Ecolab, Inc.	975	37,245
Engelhard Corp.	660	26,143
Freeport-McMoran Copper Cl B	977	58,395
Hercules, Inc.*	598	8,252
International Paper Co.	2,626	90,781
Intl. Flavors & Fragrances	421	14,449
Louisiana-Pacific Corp.	562	15,286
MeadWestvaco Corp.	969	26,463
Monsanto Co.	1,436	121,701
Newmont Mining Corp. Hldg. Co.	2,382	123,602
Nucor Corp.	828	86,766
PPG Industries, Inc.	886	56,128
Pactiv Corp.*	761	18,675
Phelps Dodge Corp.	1,078	86,811
Praxair, Inc.	1,713	94,472
Rohm & Haas Co.	770	37,630
Sealed Air Corp.	433	25,058
Sigma-Aldrich Corp.	357	23,487
Temple-Inland, Inc.	598	26,641
Tronox, Inc.	0	4
United States Steel Group	580	35,194
Vulcan Materials Co.	534	46,271
Weyerhaeuser Co.	1,297	93,942
		1,884,033
CONSUMER, CYCLICAL (9.8%)
Amazon.com, Inc.*	1,645	60,092
AutoZone, Inc.*	294	29,309
Autonation, Inc.*	965	20,796
Bed Bath & Beyond, Inc.*	1,500	57,600
Best Buy Co., Inc.	2,170	121,368
Big Lots, Inc.*	603	8,418
Black & Decker Corp.	416	36,146

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	514	19,974
Carnival Corp.	2,315	109,662
Centex Corp.	654	40,541
Circuit City Group, Inc.	812	19,878
Clear Channel Communications*	2,755	79,923
Coach, Inc.*	2,044	70,682
Comcast Corp. Cl A*	11,401	298,250
Cooper Tire & Rubber Co.	331	4,747
D.R. Horton, Inc.	1,442	47,903
Darden Restaurants, Inc.	696	28,557
Dillard’s, Inc. Cl A	327	8,515
Disney (Walt) Co.	10,267	286,347
Dollar General Corp.	1,682	29,721
Dow Jones & Co.	312	12,262
EW Scripps Co. Cl A	446	19,941
Eastman Kodak Co.	1,532	43,570
Family Dollar Stores, Inc.	828	22,025
Federated Dept Stores	1,446	105,558
Ford Motor Co.	9,938	79,106
Fortune Brands, Inc.	773	62,327
Gannett Co., Inc.	1,274	76,338
Gap, Inc.	3,060	57,161
General Motors Corp.	3,015	64,129
Genuine Parts Co.	922	40,411
Goodyear Tire & Rubber Co.*	943	13,655
Harley-Davidson, Inc.	1,453	75,382
Harman Intl. Inds	350	38,896
Harrah’s Entertainment, Inc.	973	75,855
Hasbro, Inc.	948	20,003
Hilton Hotels Corp.	1,757	44,733
Home Depot, Inc.	11,325	479,048
International Game Technology	1,789	63,009
Interpublic Grp. of Cos., Inc.	2,287	21,864
Johnson Controls, Inc.	1,035	78,588
Jones Apparel Group, Inc.	609	21,540
KB Home	411	26,707
Knight-Ridder, Inc.	357	22,566
Kohl’s Corp.*	1,838	97,432
Leggett & Platt	977	23,809

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lennar Corp.	729	44,017
Limited Brands, Inc.	1,849	45,227
Liz Claiborne, Inc.	563	23,072
Lowe’s Companies, Inc.	4,168	268,586
Marriott International, Inc.	874	59,956
Mattel, Inc.	2,072	37,565
Maytag Corp.	424	9,044
McDonald’s Corp.	6,700	230,212
McGraw-Hill Cos., Inc.	1,958	112,820
Meredith Corp.	222	12,385
NIKE, Inc. Cl B	1,011	86,036
New York Times Co. Cl A	769	19,463
Newell Rubbermaid, Inc.	1,458	36,727
News Corp, Inc.	12,797	212,558
Nordstrom, Inc.	1,161	45,488
Office Depot, Inc.*	1,577	58,727
OfficeMax, Inc.	378	11,404
Omnicom Group, Inc.	953	79,337
Penney (J.C.) Co., Inc.	1,233	74,486
Pulte Homes, Inc.	1,137	43,684
RadioShack Corp.	715	13,749
Sears Holding Corp.*	532	70,134
Sherwin-Williams Co.	591	29,219
Snap-On, Inc.	311	11,855
Stanley Works	390	19,757
Staples, Inc.	3,892	99,324
Starbucks Corp.*	4,069	153,157
Starwood Hotels & Resorts*	1,150	77,890
TJX Companies, Inc.	2,447	60,735
Target Corp.	4,687	243,771
Tiffany & Co.	754	28,305
Time Warner, Inc.	24,019	403,279
Tribune Co.	1,391	38,155
Univision Communications, Inc.	1,187	40,916
V F Corp.	473	26,914
Wendy’s International, Inc.	611	37,919
Whirlpool Corp.	358	32,746
Yum! Brands, Inc.	1,471	71,873
eBay, Inc.*	6,149	240,180
		6,275,016

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.5%)
Alberto-Culver Co. Cl A	399	17,648
Albertson’s, Inc.	1,966	50,467
Altria Group, Inc.	11,126	788,388
Anheuser-Busch Cos., Inc.	4,139	177,025
Archer-Daniels-Midland Co.	3,485	117,270
Avon Products, Inc.	2,401	74,839
Brown-Forman Corp. Cl B	439	33,790
CVS Corp.	4,358	130,173
Campbell Soup Co.	979	31,720
Clorox Co.	800	47,880
Coca-Cola Co.	10,982	459,816
Coca-Cola Enterprises	1,610	32,747
Colgate-Palmolive Co.	2,751	157,082
ConAgra Foods, Inc.	2,768	59,401
Constellation Brands, Inc. Cl A	1,051	26,328
Costco Wholesale Corp.	2,522	136,592
Dean Foods Co.*	719	27,919
Estee Lauder Co. Cl A	640	23,802
FNMA	5,160	265,224
General Mills, Inc.	1,899	96,241
Heinz (H.J.) Co.	1,778	67,422
Hershey Food Corp.	956	49,932
Kellogg Co.	1,340	59,014
Kimberly Clark Corp.	2,457	142,015
Kroger Co.	3,868	78,752
McCormick & Co., Inc.	704	23,837
Molson Coors Brewing Co.	303	20,792
Pepsi Bottling Group, Inc.	721	21,911
PepsiCo, Inc.	8,833	510,459
Proctor & Gamble Co.	17,535	1,010,367
RJ Reynolds Tobacco Hldgs.	453	47,792
Safeway, Inc.	2,397	60,213
Sara Lee Corp.	4,053	72,468
Supervalu, Inc.	720	22,190
Sysco Corp.	3,295	105,605
Tyson Foods, Inc.	1,343	18,453
UST, Inc.	871	36,234
Wal-Mart Stores, Inc.	13,318	629,142
Walgreen Co.	5,396	232,729

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	737	48,966
Wrigley (Wm.) Jr. Co.	951	60,864
		6,073,509
ENERGY (9.5%)
Amerada Hess Corp.	423	60,235
Anadarko Petroleum	1,229	124,141
Apache Corp.	1,761	115,363
Ashland, Inc.	381	27,081
BJ Services Co.	1,728	59,789
Baker Hughes, Inc.	1,816	124,214
Burlington Resources, Inc.	2,007	184,463
Chesapeake Energy Corp.	1,992	62,569
ChevronTexaco Corp.	11,868	687,988
ConocoPhillips	7,349	464,089
Devon Energy Corp.	2,359	144,300
EOG Resources, Inc.	1,293	93,096
El Paso Corp.	3,515	42,356
Exxon Mobil Corp.	32,554	1,981,562
Halliburton Co.	2,752	200,951
Kerr-McGee Corp.	616	58,816
Kinder Morgan, Inc.	558	51,330
Marathon Oil Corp.	1,956	148,989
Murphy Oil Corp.	880	43,842
Nabors Industries, Ltd.*	834	59,698
National-Oilwell, Inc.*	932	59,760
Noble Corporation*	724	58,716
Occidental Petroleum	2,296	212,724
Rowan Cos., Inc.	577	25,365
Schlumberger, Ltd.	3,150	398,696
Sunoco, Inc.	718	55,695
Transocean, Inc.*	1,737	139,481
Valero Energy Corp.	3,315	198,171
Weatherford Int’l., Ltd.*	1,859	85,049
Williams Cos., Inc.	3,170	67,806
XTO Energy, Inc.	1,929	84,047
		6,120,382
FINANCIAL (20.1%)
Ace, Ltd.	1,712	89,041
Aflac, Inc.	2,657	119,910
Allstate Corp.	3,444	179,501

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
AmSouth Bancorporation	1,842	49,826
Ambac Financial Group, Inc.	563	44,815
American Express Co.	6,594	346,515
American Int’l. Group, Inc.	13,837	914,487
Ameriprise Financial, Inc.	1,336	60,200
Aon Corp.	1,716	71,231
Apartment Investment & Mgmt.Co	506	23,731
Archstone-Smith Trust	1,138	55,500
BB & T Corp.	2,854	111,877
Bank of America Corp.	24,762	1,127,662
Bank of New York Co., Inc.	4,112	148,196
Bear Stearns Cos., Inc.	637	88,352
Boston Properties	493	45,972
CIT Group, Inc.	1,068	57,159
Capital One Financial Corp.	1,605	129,235
Charles Schwab Corp.	5,501	94,672
Chubb Corp.	1,062	101,357
Cincinnati Financial Corp.	926	38,957
Citigroup, Inc.	26,610	1,257,056
Comerica, Inc.	868	50,318
Compass Bancshares, Inc.	659	33,352
Countrywide Financial Corp.	3,214	117,954
E*Trade Financial Corp.*	2,228	60,111
Equity Office Properties	2,157	72,432
Equity Residential	1,548	72,431
Federated Investors, Inc.	449	17,533
Fifth Third Bancorp	2,962	116,584
First Tennessee Natl. Bank	663	27,614
Franklin Resources, Inc.	814	76,711
Freddie Mac	3,684	224,724
Genworth Financial, Inc.	2,000	66,860
Golden West Financial Corp.	1,366	92,751
Goldman Sachs Group, Inc.	2,325	364,932
Hartford Financial Svc. Gp., Inc.	1,612	129,847
Huntington Bancshares, Inc.	1,335	32,214
J.P. Morgan Chase & Co.	18,581	773,713
Janus Capital Group	1,145	26,530
Jefferson-Pilot Corp.	720	40,277
KeyCorp.	2,168	79,782
Kimco Realty Corp.	1,072	43,566

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Lehman Brothers Hldgs.	1,441	208,268
Lincoln National Corp.	914	49,895
Loews Corp.	718	72,662
M & T Bank Corp.	427	48,738
MBIA, Inc.	714	42,933
MGIC Investment Corp.	466	31,050
Marsh & McLennan Cos., Inc.	2,916	85,614
Marshall & Ilsley Corp.	1,119	48,766
Mellon Financial Corp.	2,214	78,818
Merrill Lynch & Co., Inc.	4,896	385,609
MetLife, Inc.	4,041	195,463
Moody’s Corp.	1,297	92,684
Morgan Stanley	5,724	359,582
National City Corp.	2,926	102,117
North Fork Bancorp, Inc.	2,534	73,055
Northern Trust Corp.	983	51,608
PNC Financial Services Group	1,552	104,465
Plum Creek Timber Co.	974	35,970
Principal Financial Group, Inc.	1,482	72,322
Progressive Corp. of Ohio	1,047	109,160
Prologis Trust	1,293	69,176
Prudential Financial, Inc.	2,639	200,063
Public Storage, Inc.	438	35,579
Regions Financial Corp.	2,439	85,780
SLM Corporation	2,225	115,567
Safeco Corp.	659	33,088
Simon Property Group	975	82,037
Sovereign Bancorp, Inc.	1,897	41,563
St. Paul Travelers Co., Inc.	3,710	155,041
State Street Corp.	1,775	107,263
Suntrust Banks, Inc.	1,977	143,847
Synovus Financial Corp.	1,670	45,240
T. Rowe Price Group, Inc.	704	55,060
Torchmark Corp.	553	31,576
UNUM Provident Corp.	1,592	32,604
US Bancorp	9,601	292,831
Vornado Realty Trust	630	60,480
Wachovia Corp.	8,650	484,833
Washington Mutual, Inc.	5,286	225,289
Wells Fargo & Company	8,935	570,678

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
XL Capital Limited	927	59,430
Zions Bancorporation	557	46,081
		12,897,373
HEALTHCARE (12.5%)
Abbott Laboratories	8,203	348,381
Aetna, Inc.	3,023	148,550
Allergan, Inc.	809	87,777
Amerisource Bergen Corp.	1,107	53,435
Amgen, Inc.*	6,230	453,233
Applera Corp.-Applied Biosys	977	26,516
Bard (C.R.), Inc.	558	37,838
Barr Pharmaceuticals, Inc.*	570	35,899
Bausch & Lomb, Inc.	278	17,709
Baxter International, Inc.	3,462	134,360
Becton Dickinson & Co.	1,318	81,162
Biogen Idec, Inc.*	1,834	86,381
Biomet, Inc.	1,321	46,922
Boston Scientific Corp.*	3,153	72,677
Bristol-Myers Squibb Co.	10,444	257,027
CIGNA Corp.	645	84,250
Cardinal Health, Inc.	2,250	167,670
Caremark Rx, Inc.	2,384	117,245
Chiron Corp.*	577	26,432
Coventry Health Care*	862	46,531
Express Scripts, Inc.*	773	67,947
Forest Laboratories, Inc.*	1,737	77,522
Genzyme Corp. (Genl. Div)*	1,385	93,100
Gilead Sciences, Inc.*	2,464	153,310
Guidant Corp.	1,807	141,054
HCA, Inc.	2,174	99,547
Health Management Associates	1,283	27,674
Hospira, Inc.*	857	33,817
Humana, Inc.*	872	45,911
IMS Health, Inc.	1,062	27,368
Johnson & Johnson	15,866	939,585
King Pharmaceuticals, Inc.*	1,291	22,270
Laboratory Corp. of America*	668	39,065
Lilly (Eli) & Co.	6,024	333,127
Manor Care, Inc.	419	18,583
McKesson Corp.	1,633	85,128

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Medco Health Solutions*	1,623	92,868
Medimmune, Inc.*	1,362	49,822
Medtronic, Inc.	6,435	326,576
Merck & Co., Inc.	11,660	410,782
Millipore Corp.*	273	19,945
Mylan Laboratories, Inc.	1,158	27,097
Patterson Cos., Inc.*	734	25,837
PerkinElmer, Inc.	690	16,194
Pfizer, Inc.	39,227	977,537
Quest Diagnostics, Inc.	868	44,528
Schering-Plough Corp.	7,888	149,793
St. Jude Medical, Inc.*	1,947	79,827
Stryker Corp.	1,558	69,082
Tenet Healthcare Corp.*	2,507	18,502
Thermo Electron Corp.*	857	31,786
UnitedHealth Group, Inc.	7,236	404,203
Waters Corp.*	557	24,035
Watson Pharmaceuticals, Inc.*	539	15,491
WellPoint, Inc*	3,519	272,476
Wyeth	7,166	347,694
Zimmer Holdings, Inc.*	1,321	89,300
		8,028,378
INDUSTRIAL (12.5%)
3M Company	4,025	304,652
Allied Waste Industries*	1,169	14,309
American Power Conversion	916	21,169
American Standard Cos.	951	40,760
Apollo Group, Inc. Cl A*	750	39,383
Avery Dennison Corp.	585	34,211
Block (H. & R.), Inc.	1,740	37,671
Boeing Co.	4,267	332,527
Burlington North Santa Fe	1,988	165,660
CBS Corp. Cl B	4,120	98,798
CSX Corp.	1,170	69,966
Caterpillar, Inc.	3,577	256,864
Cendant Corp.	5,375	93,256
Cintas Corp.	731	31,155
Cooper Industries, Ltd.*	490	42,581
Cummins, Inc.	246	25,855
Danaher Corp.	1,259	80,009

9

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Deere & Co.	1,263	99,840
Donnelley R.R. & Sons	1,154	37,759
Dover Corp.	1,084	52,639
Eaton Corp.	794	57,938
Emerson Electric Co.	2,188	182,982
Equifax, Inc.	690	25,696
FedEx Corp.	1,620	182,963
Fisher Scientific Intl.*	658	44,777
Fluor Corp.	459	39,382
General Dynamics Corp.	2,128	136,149
General Electric Co.	55,570	1,932,725
Goodrich Corporation	658	28,695
Google, Inc.*	1,078	420,420
Grainger (W.W.), Inc.	402	30,291
Honeywell International, Inc.	4,429	189,428
ITT Industries, Inc.	981	55,152
Illinois Tool Works, Inc.	1,087	104,689
Ingersoll Rand Co.*	1,746	72,965
L-3 Communications Hldgs., Inc.	646	55,420
Lockheed Martin Corp.	1,910	143,498
Masco Corp.	2,220	72,128
Monster Worldwide, Inc.*	674	33,606
Navistar International Corp.*	327	9,019
Norfolk Southern	2,198	118,846
Northrop Grumman Corp.	1,870	127,702
PACCAR, Inc.	900	63,432
Pall Corp.	659	20,554
Parker Hannifin Corp.	634	51,107
Pitney Bowes, Inc.	1,212	52,031
Raytheon Co.	2,372	108,732
Robert Half Intl., Inc.	914	35,290
Rockwell Automation, Inc.	951	68,386
Rockwell Collins	917	51,673
Ryder System, Inc.	332	14,867
Southwest Airlines Co.	3,775	67,912
Textron, Inc.	700	65,373
Tyco International, Ltd.	10,745	288,826
Union Pacific Corp.	1,413	131,904
United Parcel Service Cl B	5,823	462,230
United Technologies Corp.	5,410	313,618

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Verisign, Inc.*	1,304	31,283
Viacom, Inc. Cl B.*	4,120	159,856
Waste Management, Inc.	2,944	103,923
		8,034,532
TECHNOLOGY (14.5%)
ADC Telecommunications, Inc.*	617	15,789
Adobe Systems, Inc.*	3,193	111,500
Advanced Micro Devices, Inc.*	2,564	85,022
Affiliated Computer Svcs.*	618	36,870
Agilent Technologies, Inc.*	2,286	85,839
Altera Corp.*	1,924	39,711
Analog Devices, Inc.	1,949	74,627
Andrew Corp.*	850	10,438
Apple Computer, Inc.*	4,541	284,812
Applied Materials, Inc.	8,458	148,100
Applied Micro Circuits Corp.*	1,569	6,386
Autodesk, Inc.*	1,226	47,226
Automatic Data Processing	3,089	141,106
Avaya, Inc.*	2,224	25,131
BMC Software, Inc.*	1,134	24,562
Broadcom Corp. Cl A*	2,349	101,383
CA, Inc.	2,437	66,311
Ciena Corp.*	3,105	16,177
Cisco Systems, Inc.*	32,790	710,559
Citrix Systems, Inc.*	952	36,081
Computer Sciences Corp.*	995	55,272
Compuware Corp.*	2,041	15,981
Comverse Technology, Inc.*	1,077	25,342
Convergys Corp.*	737	13,421
Corning, Inc.*	8,242	221,792
Dell, Inc.*	12,547	373,399
EMC Corp.*	12,671	172,706
Electronic Arts, Inc.*	1,620	88,646
Electronic Data Systems Corp.	2,743	73,595
First Data Corp.	4,089	191,447
Fiserv, Inc.*	980	41,699
Freescale Semiconductor Cl A*	2,180	60,539
Gateway, Inc.*	1,407	3,081
Hewlett-Packard Co.	15,079	496,099
IBM Corp.	8,356	689,119

11

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Intel Corp.	31,364	606,893
Intuit, Inc.*	940	49,999
JDS Uniphase Corp.*	8,936	37,263
Jabil Circuit, Inc.*	925	39,646
KLA Tencor Corp.	1,064	51,455
LSI Logic Corp.*	2,080	24,045
Lexmark Int’l, Inc.*	578	26,230
Linear Technology Corp.	1,625	57,005
Lucent Technologies*	23,826	72,669
Maxim Integrated Products, Inc.	1,709	63,489
Micron Technology, Inc.*	3,299	48,561
Microsoft Corp.	47,378	1,289,150
Molex, Inc. Cl A	767	25,464
Motorola, Inc.	13,326	305,299
NCR Corp.*	971	40,578
NVIDIA Corporation*	909	52,049
National Semiconductor Corp.	1,799	50,084
Network Appliance, Inc.*	1,995	71,880
Novell, Inc.*	2,077	15,951
Novellus Systems, Inc.*	708	16,992
Oracle Corp.*	20,089	275,018
PMC Sierra, Inc.*	991	12,179
Parametric Technology Corp.*	592	9,667
Paychex, Inc.	1,780	74,155
QLogic Corp.*	857	16,583
Qualcomm, Inc.	8,830	446,886
Sabre Group Holdings, Inc.	695	16,353
Sanmina Corp.*	2,837	11,632
Solectron Corp.*	4,876	19,504
Sun Microsystems, Inc.*	18,452	94,659
Symantec Corp.*	5,562	93,608
Symbol Technologies, Inc.	1,349	14,272
Tektronix, Inc.	435	15,534
Tellabs, Inc.*	2,401	38,176
Teradyne, Inc.*	1,056	16,379
Texas Instruments, Inc.	8,532	277,034
Unisys Corp.*	1,824	12,567
Xerox Corp.*	4,965	75,468

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Xilinx, Inc.	1,838	46,795
Yahoo!, Inc.*	6,727	217,013
		9,317,952
TELECOMMUNICATIONS (3.2%)
AT & T, Inc.	20,684	559,295
Alltel Corp.	2,068	133,903
BellSouth Corp.	9,584	332,086
CenturyTel, Inc.	696	27,228
Citizens Communications Co.	1,751	23,236
Qwest Communications Intl.*	8,270	56,236
Sprint Nextel Corp.	15,819	408,763
Verizon Communications	15,603	531,438
		2,072,185
UTILITIES (3.1%)
AES Corp.*	3,497	59,659
Allegheny Energy, Inc.*	865	29,280
Ameren Corp.	1,091	54,354
American Electric Power, Inc.	2,099	71,408
CINergy Corp.	1,054	47,862
CMS Energy Corp.*	1,177	15,242
Centerpoint Energy, Inc.	1,653	19,720
Consolidated Edison, Inc.	1,309	56,942
Constellation Energy Group	943	51,592
DTE Energy Co.	943	37,805
Dominion Resources, Inc.	1,845	127,360
Duke Energy Corp.*	4,949	144,263
Dynergy, Inc.*	1,606	7,709
Edison International	1,737	71,530
Entergy Corp.	1,105	76,179
Exelon Corp.	3,552	187,901
FPL Group, Inc.	2,151	86,341
FirstEnergy Corp.	1,758	85,966
Keyspan Corporation	924	37,764
NiSource, Inc.	1,454	29,400
Nicor, Inc.	228	9,020
PG & E Corp.	1,841	71,615
PPL Corporation	2,027	59,594
Peoples Energy Corp.	197	7,021
Pinnacle West Capital Corp.	523	20,449
Progress Energy, Inc.	1,345	59,153

13

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Public Svc. Enterprise Group	1,331	85,237
Sempra Energy	1,378	64,022
Southern Co.	3,955	129,605
TXU Corp.	2,467	110,423
Teco Energy, Inc.	1,101	17,748
Xcel Energy, Inc.	2,152	39,059
		1,971,223

TOTAL COMMON STOCKS (Cost: $58,524,325) 97.6%		62,674,583

14

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.50	06/22/06	250,000	247,399

U.S. GOVERNMENT AGENCIES (2.7%)
Federal National Mtge. Assoc.	4.65	04/03/06	1,730,000	1,729,553

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,976,989) 3.1%				1,976,952

TOTAL INVESTMENTS (Cost: $60,501,314) 100.7%				64,651,535

OTHER NET ASSETS -0.7%				(466,033)

NET ASSETS 100.0%				$64,185,502

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
6 S&P 500 Stock Index Futures Contracts	June 2006	$1,954,950	$(19,800)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.0%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006 for the Equity Index Fund are:

Unrealized Appreciation	$11,419,075
Unrealized Depreciation	(7,555,693)
Net	$3,863,382

Cost of Investments	$60,788,153

15

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.7%)
Airgas, Inc.	3,276	128,059
Albemarle Corp.	1,871	84,850
Arch Coal, Inc.	3,473	263,740
Bowater, Inc.	2,727	80,665
Cabot Corp.	3,083	104,791
Chemtura Corp.	11,697	137,791
Cytec Industries, Inc.	1,939	116,359
FMC Corp.	1,886	116,894
Ferro Corp.	2,051	41,020
Glatfelter	2,155	39,501
Longview Fibre Co.	2,490	64,342
Lubrizol Corp.	3,325	142,476
Lyondell Chemical Co.	9,993	198,861
Martin Marietta Materials, Inc.	2,232	238,891
Minerals Technologies, Inc.	973	56,833
Olin Corp.	3,518	75,531
Packaging Corp. of America	2,933	65,817
Peabody Energy Corp.	12,902	650,390
Potlatch Corp.	1,423	60,961
RPM International, Inc.	5,762	103,370
Scotts Co. Cl A	2,212	101,221
Sensient Technologies Corp.	2,300	41,515
Sonoco Products Co.	4,811	162,949
Steel Dynamics, Inc.	1,894	107,447
Valspar Corp.	4,959	138,207
Worthington Industries, Inc.	3,489	69,989
		3,392,470
CONSUMER, CYCLICAL (13.6%)
99 Cent Only Stores*	2,349	31,852
Abercrombie & Fitch Co. Cl A	4,273	249,116
Advance Auto Parts	5,274	219,609
Aeropostale, Inc.*	2,657	80,135
American Eagle Outfitters	6,414	191,522
American Greetings Corp. Cl A	3,099	67,000
Ann Taylor Stores Corp.*	3,553	130,715
Applebees Intl., Inc.	3,626	89,018
ArvinMeritor, Inc.	3,439	51,275
Bandag, Inc.	574	24,033
Barnes & Noble, Inc.	2,573	119,001

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Beazer Homes USA, Inc.	2,014	132,320
Belo Corporation	4,453	88,526
Blyth, Inc.	1,304	27,410
Bob Evans Farms, Inc.	1,750	51,993
Borders Group, Inc.	3,264	82,383
Borg-Warner, Inc.	2,787	167,331
Boyd Gaming Corp.	2,128	106,272
Brinker International, Inc.	4,179	176,563
CBRL Group, Inc.	2,308	101,344
Callaway Golf Co.	3,213	55,264
CarMax, Inc.*	5,118	167,256
Catalina Marketing Corp.	1,913	44,190
Cheesecake Factory, Inc.*	3,839	143,752
Chico’s FAS, Inc.*	8,825	358,648
Claire’s Stores, Inc.	4,845	175,922
Dollar Tree Stores*	5,187	143,524
Emmis Communications Cl A*	1,796	28,736
Entercom Communications	1,682	46,961
Foot Locker, Inc.	7,609	181,703
Furniture Brands Intl., Inc.	2,486	60,932
GTECH Holdings Corp.	6,166	209,952
Gamestop Corp.*	2,793	131,662
Gentex Corp.	7,535	131,561
Harte-Hanks, Inc.	2,775	75,896
Hovanian Enterprises, Inc.*	1,753	77,009
International Speedway Corp.	1,723	87,701
Lear Corp.*	3,276	58,083
Lee Enterprises	2,228	74,170
MDC Holdings, Inc.	1,588	102,124
Media General Inc. Cl A	1,176	54,825
Michaels Stores, Inc.	6,518	244,946
Modine Manufacturing Co.	1,637	48,292
Mohawk Industries, Inc.*	2,576	207,935
O’Reilly Automotive, Inc.*	5,465	199,800
Outback Steakhouse, Inc.	3,204	140,976
Pacific Sunwear of Califonia*	3,626	80,352
Payless Shoesource, Inc.*	3,354	76,773
PetSmart, Inc.	6,845	192,618
Pier 1 Imports, Inc.	4,238	49,203

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Polo Ralph Lauren Corp.	2,972	180,133
Reader’s Digest Assn.	4,728	69,738
Regis Corporation	2,210	76,201
Rent-A-Center, Inc.*	3,376	86,392
Ross Stores, Inc.	7,047	205,702
Ruby Tuesday, Inc.	2,825	90,626
Ryland Group, Inc.	2,245	155,803
Saks Incorporated	6,777	130,796
Scholastic Corp.*	1,744	46,669
Thor Industries, Inc.	1,691	90,232
Timberland Company Cl A*	2,682	91,805
Toll Brothers, Inc.*	5,736	198,638
Tupperware Corp.	2,610	53,740
Urban Outfitters, Inc.*	5,381	132,050
Valassis Communication, Inc.*	2,326	68,315
Washington Post Co. Cl B	286	222,151
Westwood One, Inc.	3,112	34,356
Williams-Sonoma, Inc.	5,628	238,627
		8,010,158
CONSUMER, NON-CYCLICAL (1.7%)
BJ’s Wholesale Club, Inc.*	3,307	104,204
Church & Dwight	3,137	115,818
Energizer Holdings, Inc.*	3,053	161,809
Hormel Foods Corp.	3,563	120,429
J.M. Smucker Co.	2,838	112,669
Lancaster Colony Corp.	1,221	51,282
PepsiAmericas, Inc.	2,973	72,690
Ruddick Corp.	1,685	40,962
Smithfield Foods, Inc.*	4,824	141,536
Tootsie Roll Inds., Inc.	1,270	37,184
Universal Corp.	1,258	46,257
		1,004,840
ENERGY (7.2%)
Cooper Cameron Corp.*	5,654	249,228
Denbury Resources, Inc.*	5,624	178,112
ENSCO International, Inc.	7,492	385,463
FMC Technologies, Inc.*	3,343	171,228
Forest Oil Corp.*	2,673	99,382
Grant Prideco, Inc.*	6,369	272,848

3

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Hanover Compressor Co.*	4,477	83,362
Helmerich & Payne, Inc.	2,543	177,552
NewField Exploration Company*	6,266	262,545
Noble Energy, Inc.	8,584	377,009
Overseas Shipholding Group	1,449	69,451
Patterson UTI Energy, Inc.	8,425	269,263
Pioneer Natural Resources Co.	6,272	277,536
Plains Exploration & Prod. Co.	3,823	147,721
Pogo Producing Co.	2,925	146,981
Pride International, Inc.*	7,896	246,197
Quicksilver Resources*	3,268	126,341
Smith International, Inc.	9,797	381,691
Tidewater, Inc.	2,957	163,315
Western Gas Resources	2,828	136,451
		4,221,676
FINANCIAL (18.9%)
AMB Property Corp.	4,270	231,733
AmerUs Group Co.	1,889	113,793
American Financial Group	2,287	95,162
Americredit Corp.*	6,291	193,322
Associated Banc-Corp.	6,633	225,389
Astoria Financial Corp.	4,212	130,404
Bank of Hawaii Corp.	2,508	133,701
Berkley (WR) Corp.	5,493	318,924
Brown & Brown, Inc.	5,423	180,044
Cathay General Bancorp	2,452	92,293
City National Corp.	2,023	155,346
Colonial BancGroup, Inc.	7,524	188,100
Commerce Bancorp, Inc.(N.J.)	8,467	310,316
Cullen Frost Bankers, Inc.	2,308	124,055
Developers Divers Rlty.	5,313	290,887
Eaton Vance Corp.	6,302	172,549
Edwards (A.G.), Inc.	3,693	184,133
Everest RE Group*	3,162	295,236
Fidelity National Info. Svc., Inc.	4,562	184,989
Fidelity Natl. Finl., Inc.	8,461	300,619
First American Corp.	4,667	182,760
First Niagara Financial Grp.	5,520	80,923
Firstmerit Corp.	3,893	96,001

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
GATX Corp.	2,474	102,151
Gallagher (Arthur J.) & Co.	4,667	129,789
Greater Bay Bancorp	2,467	68,435
HCC Insurance Holdings, Inc.	5,159	179,533
Hanover Insurance Group	2,618	137,236
Highwoods Properties, Inc.	2,641	89,081
Horace Mann Educators Corp.	2,102	39,518
Hospitality Properties Trust	3,506	153,107
Independence Community Bank	3,608	150,381
Indymac Bancorp, Inc.	3,139	128,479
Investors Financial Services	3,178	148,953
Jefferies Group	2,460	143,910
Legg Mason, Inc.	6,039	756,868
Leucadia National	4,005	238,938
Liberty Property Trust	4,303	202,929
Macerich Co.	3,483	257,568
Mack-Cali Realty Corp.	3,029	145,392
Mercantile Bankshares Corp.	6,003	230,815
Mercury General Corporation	1,736	95,306
MoneyGram International, Inc.	4,164	127,918
New Plan Excel Realty Trust	5,095	132,164
New York Community Bancorp	11,699	204,966
Ohio Casualty Corp.	3,092	98,016
Old Republic Intl. Corp.	11,197	244,319
PMI Group, Inc.	4,367	200,533
Protective Life Corp.	3,398	169,017
Radian Group, Inc.	4,059	244,555
Raymond James Financial, Inc.	4,234	125,157
Rayonier, Inc.	3,723	169,732
Regency Centers Corp.	3,325	223,407
SEI Investments	3,104	125,805
SVB Financial Group*	1,702	90,291
StanCorp Financial Grp.	2,669	144,420
TCF Financial	5,527	142,320
Texas Regional Bancshares	2,219	65,429
United Dominion Rlty.Tr., Inc.	6,548	186,880
Unitrin, Inc.	2,205	102,555
Waddell & Reed Financial, Inc.	4,096	94,618
Washington Federal, Inc.	4,250	102,850

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Webster Financial Corp.	2,595	125,754
Weingarten Realty Investors	3,919	159,699
Westamerica Bancorp	1,540	79,957
Wilmington Trust Corp.	3,316	143,749
		11,183,179
HEALTHCARE (9.3%)
Advanced Medical Optics, Inc.*	3,261	152,093
Apria Healthcare Group, Inc.*	2,424	55,704
Beckman Coulter, Inc.	3,078	167,966
Cephalon, Inc.*	2,927	176,352
Charles River Laboratories, Inc	3,535	173,286
Community Health Systems, Inc.*	4,753	171,821
Covance, Inc.*	3,074	180,598
Cytyc Corp.*	5,624	158,484
Dentsply International, Inc.	3,834	222,947
Edwards Lifesciences Corp.*	2,888	125,628
Gen-Probe, Inc.*	2,505	138,076
Health Net, Inc.*	5,598	284,490
Hillenbrand Industries, Inc.	2,993	164,585
Intuitive Surgical, Inc.*	1,734	204,612
Invitrogen Corp.*	2,584	181,216
Lifepoint Hospitals, Inc.*	2,790	86,769
Lincare Holdings, Inc.*	4,662	181,632
Millennium Pharmaceuticals, Inc.	15,219	153,864
Omnicare, Inc.	5,839	321,087
Par Pharmaceutical Cos., Inc.*	1,675	47,202
Pdl BioPharma, Inc.*	5,502	180,466
Perrigo Co.	4,038	65,860
Pharmaceutical Prod. Dev. Inc.	4,904	169,727
Schein (Henry), Inc.*	4,258	203,788
Sepracor, Inc.*	5,173	252,494
Steris Corp.	3,299	81,419
Techne Corp.*	1,917	115,288
Triad Hospitals, Inc.*	4,200	175,980
Universal Health Services Cl B	2,667	135,457
VCA Antech, Inc.*	4,029	114,746
Valeant Pharmaceuticals	4,516	71,579
Varian Medical Systems, Inc.*	6,442	361,783
Varian, Inc.*	1,522	62,676

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Vertex Pharmaceutical*	4,821	176,400
		5,516,075
INDUSTRIAL (15.9%)
ADESA, Inc.	4,368	116,800
AGCO Corp.*	4,414	91,546
Affymetrix, Inc.*	3,284	108,142
AirTran Holdings, Inc.*	4,358	78,923
Alaska Air Group, Inc.*	1,628	57,713
Alexander & Baldwin, Inc.	2,147	102,369
Alliant TechSystems Inc.*	1,779	137,285
Ametek, Inc.	3,445	154,887
Banta Corp.	1,177	61,180
C.H. Robinson Worldwide, Inc.	8,334	409,116
CNF Inc.	2,551	127,397
Career Education Corp.*	4,789	180,689
Carlisle Companies, Inc.	1,430	116,974
ChoicePoint, Inc.*	4,308	192,783
Copart, Inc.*	3,389	93,028
Corinthian Colleges, Inc.*	4,192	60,365
Corporate Executive Board Co.	1,932	194,939
Crane Co.	2,465	101,090
DeVry, Inc.*	2,856	65,031
Deluxe Corp.	2,445	63,986
Donaldson Company, Inc.	3,336	112,723
Dun & Bradstreet*	3,264	250,284
Dycom Industries, Inc.*	1,963	41,714
Education Management Corp.*	3,270	136,032
Expeditors Int’l Wash., Inc.	5,199	449,142
Fastenal Co.	6,040	285,934
Federal Signal Corp.	2,351	43,494
Florida Rock Industries	2,304	129,531
Flowserve Corporation*	2,741	159,910
Graco, Inc.	3,351	152,236
Granite Construction	1,613	78,521
HNI Corporation	2,527	149,093
Harsco Corp.	2,041	168,627
Hubbell, Inc. Cl B	2,953	151,371
Hunt (JB) Transport Svcs., Inc.	6,017	129,606
ITT Educational Services, Inc.	1,827	117,019

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Jacobs Engineering Group, Inc.	2,844	246,689
JetBlue Airways Corp*	7,508	80,486
Joy Global, Inc.	6,000	358,620
Kelly Services, Inc.	943	25,621
Kennametal, Inc.	1,918	117,267
Korn/Ferry International*	2,061	42,024
Laureate Education, Inc.*	2,433	129,874
MSC Ind. Direct Co. Cl A	2,638	142,505
Manpower, Inc.	4,284	244,959
Martek Biosciences Corp.*	1,554	51,018
Miller (Herman), Inc.	3,310	107,277
Mine Safety Appliances Co.	1,289	54,138
Navigant Consulting Co.*	2,452	52,350
Nordson Corp.	1,632	81,372
Pentair, Inc.	4,947	201,590
Precision Castparts Corp.	6,537	388,298
Quanta Services, Inc.*	5,753	92,163
Republic Services, Inc.	5,900	250,809
Rollins, Inc.	1,445	29,247
Roper Industries, Inc.	4,064	197,632
SPX, Inc.	3,209	171,425
Sequa Corp. Cl A*	313	30,611
Sotheby’s Holdings*	2,191	63,627
Stericycle, Inc.*	2,146	145,113
Swift Transportation Co., Inc.	2,601	56,520
Tecumseh Products Co. Cl A*	905	22,209
Teleflex, Inc.	1,979	141,756
The Brink’s Company	2,864	145,377
Thomas & Betts Corp.*	2,589	133,023
Timken Co.	4,091	132,017
Trinity Industries	2,131	115,905
United Rentals*	3,264	112,608
Werner Enterprises, Inc.	2,529	46,458
Yellow Roadway Corp.*	2,836	107,938
		9,388,006
TECHNOLOGY (15.6%)
3Com Corp.*	19,046	97,516
Activision, Inc.*	13,484	185,944
Acxiom Corp.	3,764	97,262

8

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Adtran, Inc.	3,327	87,101
Advent Software, Inc.*	779	22,139
Alliance Data Systems*	3,257	152,330
Amphenol Corp Cl A	4,333	226,096
Anteon International Corp.*	1,598	87,187
Arrow Electronics*	5,882	189,812
Atmel Corp.*	20,735	97,869
Avnet, Inc.*	7,134	181,061
Avocent Corp.*	2,395	76,017
BISYS Group, Inc.*	5,890	79,397
CDW Corp.	3,054	179,728
CSG Systems Intl., Inc.*	2,376	55,266
Cabot MicroElectronics Corp.*	1,193	44,260
Cadence Design Systems, Inc.*	13,823	255,587
Ceridian Corp.*	7,083	180,262
CheckFree Corp.*	4,451	224,776
Cognizant Tech Solutions*	6,738	400,844
CommScope, Inc.*	2,760	78,798
Credence Systems Corp.*	4,869	35,738
Cree , Inc.*	3,721	122,086
Cypress Semiconductor Corp.*	6,600	111,870
DRS Technologies, Inc.	1,942	106,558
DST Systems, Inc.*	3,071	177,934
Diebold, Inc.	3,388	139,247
F5 Networks, Inc.*	1,949	141,283
Fair Isaac Corporation	3,172	125,675
Fairchild Semiconductor Intl.*	5,926	113,009
Gartner, Inc.*	2,844	39,674
Harris Corp.	6,540	309,277
Henry (Jack) & Associates	3,658	83,658
Imation Corp.	1,702	73,033
Ingram Micro, Inc.*	5,652	113,040
Integrated Device Tech., Inc.*	9,760	145,034
International Rectifier*	3,460	143,348
Intersil Corp. Cl A	6,934	200,531
Kemet Corp.*	4,231	40,068
Lam Research Corp.*	6,820	293,260
Lattice Semiconductor Corp.*	5,540	36,896
MEMC Elect. Materials, Inc*	8,053	297,317

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
MPS Group, Inc.*	4,940	75,582
Macrovision Corp.*	2,504	55,464
McAfee, Inc.*	8,110	197,316
McData Corporation Cl A*	7,455	34,442
Medics Pharmaceutical Corp.	2,622	85,477
Mentor Graphics Corp.*	3,861	42,664
Micrel, Inc.*	3,110	46,090
Microchip Technology, Inc.	10,388	377,084
National Instruments Corp.	2,708	88,335
Newport Corp.*	1,951	36,796
Plantronics, Inc.	2,293	81,241
Plexus Corp.*	2,169	81,489
Polycom, Inc.*	4,241	91,945
Powerwave Technologies, Inc.*	5,393	72,752
RF Micro Devices*	9,242	79,943
RSA Security, Inc.*	3,460	62,072
Reynolds & Reynolds Co.	2,493	70,801
SRA International, Inc. Cl A*	1,829	69,008
Sandisk Corp.*	8,977	516,357
Semtech Corp.*	3,561	63,706
Silicon Laboratories, Inc.*	2,207	121,275
Sybase, Inc.*	4,442	93,815
Synopsys, Inc.*	7,016	156,808
Tech Data Corp.*	2,760	101,872
Transaction Systems Architects	1,820	56,802
Triquint Semiconductor, Inc.*	6,827	33,589
Utstarcom, Inc.*	5,125	32,236
Vishay Intertechnology, Inc.*	8,990	128,018
Western Digital Corp.*	10,693	207,764
Wind River Systems*	3,654	45,491
Zebra Technologies Cl A*	3,439	153,791
		9,207,813
TELECOMMUNICATIONS (0.4%)
Cincinnati Bell, Inc.*	12,003	54,254
Telephone & Data Systems, Inc.	5,004	197,358
		251,612
UTILITIES (7.4%)
AGL Resources, Inc.	3,790	136,630
Alliant Energy Corp.	5,715	179,851

10

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Aqua America, Inc.	6,274	174,543
Aquila, Inc.*	18,220	72,698
Black Hills Corp.	1,619	55,046
DPL, Inc.	6,171	166,617
Duquesne Light Holdings, Inc.	3,809	62,849
Energy East Corporation	7,201	174,984
Equitable Resources, Inc.	5,844	213,364
Great Plains Energy Inc.	3,656	102,916
Hawaiian Electric Inds.	3,952	107,218
IdaCorp, Inc.	2,069	67,284
MDU Resources Group	5,849	195,649
NSTAR	5,207	148,972
National Fuel Gas Co.	4,121	134,839
Northeast Utilities	7,481	146,104
OGE Energy Corp.	4,422	128,238
Oneok, Inc.	5,717	184,373
PNM Resources, Inc.	3,352	81,789
Pepco Holdings, Inc.	9,264	211,127
Puget Energy, Inc.	5,630	119,243
Questar Corp.	4,165	291,758
SCANA Corp.	5,582	219,038
Sierra Pacific Resources*	9,795	135,269
Southwestern Energy Co.*	8,171	263,024
Vectren Corporation	3,715	98,002
WGL Holdings, Inc.	2,384	72,521
WPS Resources	1,954	96,176
Westar Energy, Inc.	4,247	88,380
Wisconsin Energy Corp.	5,704	228,103
		4,356,605

TOTAL COMMON STOCKS (Cost: $45,875,400) 95.7%		56,532,434

* Non-income producing security.

11

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	4.50	06/22/06	250,000	247,399

COMMERCIAL PAPER (3.6%)
Federal National Mtge. Assoc.	4.65	04/03/06	2,110,000	2,109,455

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,356,891) 4.0%				2,356,854

TOTAL INVESTMENTS (Cost: $48,232,291) 99.7%				58,889,288

OTHER NET ASSETS 0.3%				175,405

NET ASSETS 100.0%				$59,064,693

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

6 S&P MidCap 400 Stock Index Futures Contracts	June 2006	$2,395,200	$24,450

Face value of futures purchased and oustanding as a percentage of total investments in securities:  4.1%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation	$14,209,487
Unrealized Depreciation	(3,675,245)
Net	$10,534,242

Cost of Investments	$48,355,046

12

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (4.4%)
Century Aluminum Company*	2,170	92,117
Coeur D’Alene Mines Corp.*	4,350	28,580
Commercial Metals Co.	4,245	227,065
Cytec Industries, Inc.	1,720	103,217
Georgia Gulf Corp.	740	19,233
Glatfelter	3,350	61,406
Longview Fibre Co.	3,930	101,551
Lubrizol Corp.	2,370	101,555
Oregon Steel Mills, Inc.*	2,220	113,597
Steel Dynamics, Inc.	710	40,278
		888,599
CONSUMER, CYCLICAL (11.3%)
AAR Corp.*	1,150	32,752
Aaron Rents, Inc	1,900	51,623
Aeropostale, Inc.*	1,825	55,042
Audiovox Corp. Cl A*	13,880	165,727
CROCS, Inc.*	910	22,887
CSK Auto Corp.*	2,610	36,201
Charming Shoppes, Inc.*	2,920	43,420
Crown Holdings, Inc.*	10,190	180,771
Gamestop Corp.*	5,151	242,818
Hartmarx Corp.*	2,230	19,869
Hibbett Sporting Goods, Inc.*	3,975	131,135
Hot Topic, Inc.*	3,075	44,588
Hudson Highland Group*	2,760	52,274
Jo-Ann Stores, Inc.*	3,170	42,668
Landry’s Restaurant, Inc.	4,769	168,489
Lithia Motors, Inc. Cl A	1,360	47,192
Lone Star Steakhouse	3,370	95,775
Omega Protein Corp.*	236	1,348
Payless Shoesource, Inc.*	4,548	104,104
Pinnacle Entertainment, Inc.*	2,976	83,834
Red Robin Gourmet Burgers*	1,859	87,745
Sunopta*	3,680	31,685
Sunterra Corporation*	6,280	89,678
The Bombay Company, Inc.*	17,920	59,136
The Warnaco Group, Inc.*	4,041	96,984
Wild Oaks Markets, Inc.*	4,002	81,361
Winnebago Industries, Inc.	1,300	39,442

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER CYCLICAL (Cont’d.)
Wolverine World Wide, Inc.	8,366	185,140
		2,293,688
CONSUMER, NON-CYCLICAL (3.3%)
Alkermes, Inc.*	2,459	54,221
Boston Beer Co., Inc. Cl A*	360	9,364
Chattem, Inc.*	1,450	54,593
Conmed Corp.*	2,590	49,599
Flowers Foods, Inc.	700	20,790
Hologic, Inc.*	1,200	66,420
Longs Drug Stores Corp.	3,200	148,096
MGI Pharma, Inc.*	3,706	64,855
Serologicals Corp.*	3,624	88,643
Sovran Self-Storage, Inc.	520	28,704
Walter Industries, Inc.	1,130	75,281
		660,566
ENERGY (6.4%)
CNX Gas Corp.*	4,870	126,620
Crosstex Energy, Inc.	420	32,529
Denbury Resources, Inc.*	2,856	90,450
Helix Energy Solutions Group*	3,302	125,146
Holly Corp.	2,494	184,855
NS Group, Inc.*	5,010	230,610
Range Resources Corp.	9,950	271,735
Todco Cl A	620	24,434
Unisource Energy Corp.	3,390	103,395
Whittier Energy*	14,600	105,266
		1,295,040
FINANCIAL (24.1%)
Acadia Realty Trust	2,010	47,336
American Home Mortgage	1,550	48,376
AmericanWest Bancorp*	2,080	55,058
Argonaut Group, Inc.*	1,671	59,404
Assured Guaranty Co.*	4,760	119,000
Bank Mutual Corp.	8,570	101,469
BankAtlantic Bancorp, Inc. Cl A	8,730	125,625
Banner Corporation	1,630	55,420
Boykin Lodging Company*	1,620	18,290
Brookline Bankcorp	8,910	138,016
Ceres Group, Inc.*	7,810	43,111

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Choice Hotels Intl., Inc.	2,372	108,590
Columbia Banking System	2,105	70,433
Conseco, Inc.*	4,300	106,726
Equity Inns, Inc.	8,990	145,638
Euronet Worldwide*	1,025	38,776
First Financial Holdings, Inc.	1,631	51,703
First Niagara Financial Grp.	7,890	115,667
First State Bank Corporation	6,000	159,360
Getty Realty Corp.	1,344	39,110
Highwoods Properties, Inc.	2,830	95,456
IShares Russell Micropac	5,369	313,711
IShares S&P MIDCAP 400	2,590	196,711
IShares S&P MIDCAP 400	1,500	119,445
Iberia Bank Corp.	400	22,628
JER Investors Trust, Inc.	2,890	48,032
Jackson Hewitt Tax Service	1,800	56,844
KNBT Bancorp, Inc.	6,220	101,697
Knight Capital Group, Inc.*	2,510	34,964
La Salle Hotel Properties	2,200	90,200
LandAmerica Financial Group	1,950	132,308
Lazard, Ltd. Cl A*	1,550	68,588
MAF Bancorp	2,840	124,307
Medical Properties Trust, Inc.	9,810	105,948
Mid-America Apt. Communities	1,570	85,958
MoneyGram International, Inc.	2,425	74,496
NASDAQ Stock Market, Inc.*	1,200	48,048
National Financial Partners	1,515	85,628
NewAlliance Bankshare	8,180	118,037
PHH Corp.*	5,670	151,389
Pennsylvania REIT	1,590	69,960
Placer Sierra Banschares	2,830	80,797
Platinum Underwriters Hldgs.*	2,015	58,637
PrivateBancorp, Inc.	2,229	92,481
Provident Financial Services	6,660	120,546
Santander Bancorp	2,563	65,100
Sterling Financial Corp.	3,492	101,268
Stewart Information Services	1,400	65,912
Summit Bancshares, Inc. (TX)	2,912	56,114
SWS Group, Inc.	3,050	79,758

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Taberna Realty Fin. Trust	9,900	131,175
Texas Regional Bancshares	3,014	88,883
Tower Group, Inc.	2,320	53,592
Vintage Wine Trust, Inc.	8,660	77,940
		4,863,666
HEALTHCARE (7.4%)
Adolor Corporation*	1,750	41,650
Advanced Medical Optics, Inc.*	2,338	109,044
Amylin Pharmaceuticals, Inc.*	2,001	97,949
Arthrocare Corp.*	700	33,474
CV Therapeutics, Inc.*	2,372	52,374
Caliper Life Sciences, Inc.*	5,925	37,920
Conceptus, Inc.*	5,695	74,661
DJ Orthopedics, Inc.*	2,375	94,430
Digene Corp.*	2,870	112,217
Enzon, Inc.*	6,050	49,005
Genesis HealthCare Corp.*	1,150	50,531
Human Genome Sciences, Inc.*	4,650	50,546
Intuitive Surgical, Inc.*	400	47,200
Inverness Medical Innovations*	1,430	41,084
Keryx Biopharmaceuticals, Inc.	1,400	26,754
Kyphon, Inc.*	1,100	40,920
Myogen, Inc.*	1,320	47,771
Nuvasive, Inc.*	1,700	32,045
Psychiatric Solutions*	1,400	46,382
Senomyx, Inc.*	1,400	23,044
Steris Corp.	1,645	40,599
Theravance, Inc.*	1,849	51,846
Thoratec Corp.*	1,700	32,759
United Surgical Partners, Inc.	2,104	74,503
Valeant Pharmaceuticals	1,706	27,040
Ventana Medical Systems, Inc.*	2,087	87,174
Viasys Healthcare, Inc.*	2,430	73,094
		1,496,016
INDUSTRIAL (21.5%)
Actuant Corp. Cl A	1,650	101,013
Acuity Brands, Inc.	1,200	48,000
Agnico-Eagle Mines, Ltd.	6,252	190,373
Allis-Chalmers Corp*	2,550	34,757

4

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Apogee Enterprises, Inc.	8,610	145,337
Aspect Medical Systems, Inc.*	1,640	45,002
Baker (Michael) Corp.*	1,400	39,662
Benchmark Electronics*	3,591	137,715
Champion Enterprises, Inc.*	15,700	234,872
Conexant Systems, Inc.*	11,530	39,779
Curtis Wright Corp. Cl B	1,960	129,752
Cymer, Inc.*	1,330	60,435
Diagnostic Products Corp.	800	38,104
Eagle Materials, Inc.	1,575	100,422
EastGroup Properties, Inc.	570	27,041
Eclipsys Corp.*	2,425	57,254
Filenet Corp.*	1,000	27,020
Frozen Foods Express Ind.*	5,210	54,445
Gardner Denver Machinery*	2,610	170,172
General Cable Corp.*	3,840	116,467
Genesee & Wyoming, Inc. Cl A*	3,007	92,255
Genlyte Group, Inc.*	670	45,654
Granite Construction	1,127	54,862
HUB Group, Inc. Cl A*	2,025	92,300
Harmonic, Inc.*	5,350	34,080
Healthcare Services Group	2,190	46,778
Hydril Company*	1,364	106,324
ICO, Inc.*	5,116	25,580
Kennametal, Inc.	2,820	172,415
Kirby Corp.*	2,693	183,420
Komag, Inc.*	1,250	59,500
Labor Ready, Inc.*	1,668	39,949
Landstar System, Inc.	2,733	120,580
Lincoln Electric Holdings	2,090	112,839
Littelfuse, Inc.*	700	23,891
Marinemax, Inc.*	2,880	96,538
Moog, Inc. Cl A*	1,505	53,412
Morton’s Restaurant Group*	1,485	25,809
RailAmerica, Inc.*	16,995	181,167
Regal-Beloit Corp.	1,620	68,477
Shaw Group, Inc.*	6,205	188,632
Siligan Holdings, Inc.	3,990	160,278
Simpson Manufacturing Co., Inc.	650	28,145

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Texas Industries, Inc.	2,040	123,400
Trinity Industries	3,860	209,945
Universal Forest Products	2,290	145,392
Werner Enterprises, Inc.	2,600	47,762
		4,337,006
TECHNOLOGY (15.8%)
3Com Corp.*	6,540	33,485
Activision, Inc.*	4,350	59,987
Adtran, Inc.	1,500	39,270
Akami Technologies*	2,275	74,825
Altiris, Inc.*	1,800	39,618
Andrew Corp.*	4,060	49,857
Anixter International, Inc.	2,460	117,539
Ansys, Inc.*	1,000	54,150
Arris Group, Inc.*	4,850	66,736
Aspen Technology, Inc.*	4,575	57,874
Avocent Corp.*	1,620	51,419
BearingPoint, Inc.*	3,050	25,895
Checkpoint Systems*	1,580	42,470
Computer Programs & Systems	1,150	57,500
Credence Systems Corp.*	3,210	23,561
Digital Insight Corporation*	1,375	50,050
Digitas*	1,850	26,640
Electronics For Imaging, Inc.*	2,800	78,316
Entegris, Inc*	2,100	22,344
Fairchild Semiconductor Intl.*	3,020	57,591
Global Imaging Systems., Inc.*	1,080	41,018
Hutchinson Tech*	1,140	34,394
Imation Corp.	1,560	66,940
Informatica Corp.*	2,600	40,430
Integrated Device Tech., Inc.*	4,497	66,825
Lecroy Corp.*	5,209	81,521
Medics Pharmaceutical Corp.	6,045	197,067
Microsemi Corp.*	5,375	156,466
Netlogic Microsystems, Inc.*	575	23,696
Neustar, Inc. Cl A*	1,400	43,400
Open Text Corp.*	3,300	54,219
Palm, Inc.*	3,480	80,597
Parametric Technology Corp.*	3,797	62,005

6

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Perot Systems Corp. Cl A*	3,150	49,013
Powerwave Technologies, Inc.*	1,800	24,281
Quest Software, Inc.*	1,625	27,138
RF Micro Devices*	9,000	77,850
Red Hat, Inc.*	4,150	116,116
Rogers Corp.*	1,535	83,626
SPSS, Inc.*	1,800	56,987
Silicon Laboratories, Inc.*	1,300	71,434
Sonosite, Inc.*	1,785	72,541
Syniverse Holdings, Inc.*	3,080	48,663
Technitrol Inc.	1,710	41,005
Tibco Software, Inc.*	6,750	56,430
Trident Microsystems*	1,670	48,530
ValueClick , Inc.*	4,350	73,601
Varian Semiconductor Equip.*	2,600	73,007
Viasat, Inc.*	3,479	99,672
Wabtech	4,430	144,417
aQuantive, Inc.*	1,890	44,491
		3,186,507
TELECOMMUNICATIONS (0.6%)
CT Communications, Inc.	2,360	32,072
Cincinnati Bell, Inc.*	3,360	15,187
Valor Communications Group	5,320	70,011
		117,270
UTILITIES (2.0%)
Avista Corp.	2,310	47,702
Northwestern Corp.	1,300	40,482
PNM Resources, Inc.	5,365	130,906
Sierra Pacific Resources*	8,130	112,275
Westar Energy, Inc.	3,970	82,616
		413,981

TOTAL COMMON STOCKS (Cost: $15,600,169) 96.8%		19,552,339

* Non-income producing security.

7

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.3%)
Quanta Capital Holdings	2,690	60,256

TOTAL PREFERRED STOCK (Cost: $67,250) 0.3%		60,256

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp.	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				90,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.0%)
Federal National Mtge. Assoc.	4.65	04/03/06	600,000	599,845

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,845) 3.0%				599,845

TEMPORARY CASH INVESTMENTS ** (Cost: $10,700) 0.0% (b)				10,700

TOTAL INVESTMENTS (Cost: $16,367,964) 100.5%				20,313,140

OTHER NET ASSETS -0.5%				(108,992)

NET ASSETS 100.0%				$20,204,148

(b)         Less than 0.05%.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2006 was 4.37%.

8

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Aggressive Equity  Fund are:

Unrealized Appreciation	$4,196,487
Unrealized Depreciation	(264,400)
Net	$3,932,087

Cost of Investments	$16,381,053

9

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($ )	Value($ )
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (7.3%)
U.S. Treasury Note	AAA	4.00	11/15/12	1,000,000	951,797
U.S. Treasury Note	AAA	3.00	11/15/07	500,000	485,664
U.S. Treasury Note	AAA	4.63	05/15/06	250,000	249,961
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,457,115
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,371,285
					4,515,822

U.S. GOVERNMENT AGENCIES (56.9%)
MORTGAGE-BACKED OBLIGATIONS (35.6%)
FHLMC	AAA	8.00	07/15/06	1,363	1,360
FHLMC	AAA	5.00	06/15/17	500,000	488,929
FNMA	AAA	8.00	03/01/31	14,932	15,930
FNMA	AAA	7.50	06/01/31	13,573	14,187
FNMA	AAA	7.00	09/01/31	23,673	24,405
FNMA	AAA	7.00	11/01/31	45,783	47,200
FNMA	AAA	7.50	02/01/32	45,377	47,411
FNMA	AAA	6.00	03/01/32	87,657	87,774
FNMA	AAA	7.00	04/01/32	70,489	72,615
FNMA	AAA	6.00	04/01/32	59,759	59,815
FNMA	AAA	6.50	04/01/32	56,393	57,656
FNMA	AAA	6.00	04/01/32	49,349	49,395
FNMA	AAA	7.50	04/01/32	19,779	20,663
FNMA	AAA	8.00	04/01/32	11,946	12,745
FNMA	AAA	8.00	04/01/32	5,561	5,933
FNMA	AAA	6.00	05/01/32	66,218	66,280
FNMA	AAA	6.50	05/01/32	69,454	71,010
FNMA	AAA	6.50	05/01/32	64,989	66,446
FNMA	AAA	7.50	06/01/32	18,145	18,956
FNMA	AAA	7.00	06/01/32	9,349	9,631
FNMA	AAA	6.50	07/01/32	93,486	95,581
FNMA	AAA	6.00	05/01/33	423,565	423,791
FNMA	AAA	5.00	06/01/33	521,200	497,593
FNMA	AAA	5.50	07/01/33	348,445	340,803
FNMA	AAA	5.50	09/01/33	215,932	211,196
FNMA	AAA	5.50	10/01/33	482,589	472,005
FNMA	AAA	5.00	11/01/33	672,710	642,241
FNMA	AAA	5.50	03/01/34	193,184	188,948
FNMA	AAA	5.00	03/01/34	193,640	184,869
FNMA	AAA	5.50	03/01/34	116,739	114,178

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	04/01/34	244,436	233,120
FNMA	AAA	5.00	04/01/34	151,068	144,075
FNMA	AAA	4.50	05/01/34	167,883	155,302
FNMA	AAA	4.50	06/01/34	332,863	307,919
FNMA	AAA	5.50	07/01/34	350,077	342,220
FNMA	AAA	6.50	07/01/34	271,866	277,395
FNMA	AAA	5.50	09/01/34	1,201,926	1,174,950
FNMA	AAA	6.00	09/01/34	499,679	499,890
FNMA	AAA	6.50	09/01/34	190,482	194,356
FNMA	AAA	5.50	09/01/34	1,108,902	1,084,014
FNMA	AAA	5.50	09/01/34	276,402	270,198
FNMA	AAA	6.00	10/01/34	589,549	589,797
FNMA	AAA	5.50	10/01/34	190,504	186,229
FNMA	AAA	6.00	11/01/34	413,389	413,563
FNMA	AAA	5.50	02/01/35	271,897	265,794
FNMA	AAA	5.12	02/01/35	249,220	243,339
FNMA	AAA	5.50	04/01/35	374,904	366,057
FNMA	AAA	5.00	04/01/35	414,438	394,648
FNMA	AAA	5.00	06/01/35	278,286	264,998
FNMA	AAA	5.50	08/01/35	447,968	437,397
FNMA	AAA	5.00	09/01/35	487,107	463,847
FNMA	AAA	5.50	11/01/35	388,231	379,070
FNMA	AAA	6.50	09/01/16	18,674	19,121
FNMA	AAA	6.50	03/01/17	35,152	35,994
FNMA	AAA	5.50	04/01/17	23,420	23,302
FNMA	AAA	5.50	05/01/17	28,651	28,506
FNMA	AAA	5.50	05/01/17	20,440	20,337
FNMA	AAA	6.50	05/01/17	18,441	18,883
FNMA	AAA	6.50	06/01/17	101,857	104,298
FNMA	AAA	5.50	06/01/17	52,305	52,041
FNMA	AAA	5.00	04/01/18	434,273	424,244
FNMA	AAA	4.50	05/01/18	259,994	249,103
FNMA	AAA	5.00	09/01/18	200,035	195,415
FNMA	AAA	4.50	12/01/18	214,091	205,124
FNMA	AAA	4.50	02/01/19	114,318	109,407
FNMA	AAA	4.00	05/01/19	376,012	352,081
FNMA	AAA	4.50	05/01/19	320,774	306,993
FNMA	AAA	4.50	06/01/19	664,736	636,179

2

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	06/01/19	339,110	324,542
FNMA	AAA	5.50	09/01/19	155,790	154,898
FNMA	AAA	5.00	09/01/20	238,578	232,695
FNMA	AAA	5.00	10/01/20	477,904	466,118
FNMA	AAA	5.00	12/01/20	391,504	381,849
FNMA	AAA	6.00	05/01/23	303,948	305,651
FNMA	AAA	5.00	03/01/24	270,770	260,235
FNMA	AAA	5.50	03/01/24	367,217	361,734
FNMA	AAA	5.50	08/01/25	417,217	410,503
FNMA	AAA	5.50	09/01/25	278,155	273,679
FNMA	AAA	4.00	10/15/26	750,000	717,257
GNMA (2)	AAA	6.50	04/15/31	7,786	8,075
GNMA (2)	AAA	7.00	05/15/31	23,730	24,750
GNMA (2)	AAA	7.00	09/15/31	8,690	9,063
GNMA (2)	AAA	7.00	09/15/31	764	796
GNMA (2)	AAA	6.50	10/15/31	34,986	36,283
GNMA (2)	AAA	6.50	12/15/31	11,141	11,554
GNMA (2)	AAA	6.50	05/15/32	9,737	10,097
GNMA (2)	AAA	7.00	05/15/32	6,337	6,609
GNMA (2)	AAA	6.27	10/16/27	2,000,000	2,070,320
					21,945,460
NON-MORTGAGE-BACKED OBLIGATION (21.3%)
FHLB	AAA	4.88	08/16/10	1,000,000	986,640
FHLMC	AAA	4.38	07/17/15	1,500,000	1,410,816
FHLMC	AAA	5.20	03/05/19	3,000,000	2,846,274
FNMA	AAA	4.25	07/15/07	1,000,000	989,228
FNMA	AAA	3.25	01/15/08	3,000,000	2,907,537
FNMA	AAA	3.25	02/15/09	1,000,000	950,858
FNMA	AAA	4.20	12/26/13	2,000,000	1,982,408
FNMA	AAA	4.13	04/15/14	1,150,000	1,071,820
					13,145,581
BASIC MATERIALS (2.4%)
International Paper Co.	BBB	4.25	01/15/09	250,000	241,162
Monsanto Co.	A-	4.00	05/15/08	250,000	242,766
PolyOne Corp.	B+	7.50	12/15/15	250,000	226,875
Praxair, Inc.	A-	6.90	11/01/06	500,000	504,615
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	257,126
					1,472,544

3

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (7.4%)
Belo Corporation	BBB	8.00	11/01/08	250,000	261,556
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	244,890
Comcast Cable Communications	BBB+	6.20	11/15/08	250,000	254,155
Coors Brewing Co	BBB	6.38	05/15/12	250,000	257,791
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	250,000	239,438
Daimlerchrysler	BBB	4.05	06/04/08	100,000	96,900
Dow Jones & Co.	BBB+	3.88	02/15/08	100,000	97,462
Ethan Allen Interiors	A-	5.38	10/01/15	250,000	234,346
Fruit of the Loom (1)	NR	7.00	03/15/11	130,862	12,250
Fruit of the Loom (1)	NR	7.38	11/15/23	69,034	7
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	235,948
Kellwood, Co.	BB	7.88	07/15/09	250,000	248,523
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	244,906
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	483,149
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	243,347
Quebecor World, Inc.	BB-	4.88	11/15/08	250,000	235,661
RadioShack Corp.	BBB+	7.38	05/15/11	250,000	258,470
Scholastic Corp.	BB+	5.00	04/15/13	250,000	214,861
Stanley Works	A	3.50	11/01/07	250,000	243,369
Target Corp.	A+	5.38	06/15/09	250,000	250,924
Wendy’s International, Inc.	BBB+	6.25	11/15/11	200,000	199,365
					4,557,318
CONSUMER, NON-CYCLICAL (2.4%)
Coca-Cola Enterprises	A	2.50	09/15/06	250,000	246,796
General Mills, Inc.	BBB+	2.63	10/24/06	250,000	245,915
Kellogg Co.	BBB+	2.88	06/01/08	250,000	237,358
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	256,743
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	253,124
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	262,111
					1,502,047
ENERGY (1.2%)
Anadarko Petroleum	BBB+	3.25	05/01/08	250,000	239,547
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	241,753
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	246,498
					727,798
FINANCIAL (13.3%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,790
American Honda Finance	A+	3.85	11/06/08	250,000	241,135
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	237,865

4

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	239,871
CIT Group, Inc.	A	2.88	09/29/06	250,000	247,316
Capital One Bank	BBB	5.75	09/15/10	250,000	252,178
CenterPoint PPTS	BBB	5.25	07/15/11	250,000	248,356
Colonial Properties Trust	BBB-	4.80	04/01/11	200,000	189,696
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,997
Developers Diversified Realty	BBB	5.00	05/03/10	200,000	194,535
First Horizon Mtge. Trust	AAA	5.00	06/25/33	648,992	641,940
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	463,805
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,793
Ford Motor Credit Co.	BB-	7.38	10/28/09	250,000	235,033
GE Capital Corp.	AAA	5.45	01/15/13	500,000	499,624
General Motor Acceptance Corp.	BB	0.00	12/01/12	500,000	270,582
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	250,000	240,951
Lehman Brothers Hlds.	A+	4.00	01/22/08	250,000	244,472
Markel Corp.	BBB-	6.80	02/15/13	150,000	153,926
Markel Corp.	BBB-	7.00	05/15/08	100,000	102,394
National City Bank	A+	3.38	10/15/07	250,000	243,079
Natl Rural Utls. Coop.	A+	3.88	02/15/08	250,000	243,726
Northern Trust Co.	AA-	2.88	12/15/06	250,000	246,197
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	261,205
SLM Corp.	A	4.00	01/15/09	250,000	240,348
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	250,000	270,210
Textron Finance Corp.	A-	2.69	10/03/06	250,000	247,043
US Bank NA	AA	2.85	11/15/06	250,000	246,509
Union Planters Bank	A+	5.13	06/15/07	250,000	249,133
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,933
					8,163,642
HEALTHCARE (1.2%)
UnitedHealth Group	A	3.38	08/15/07	250,000	243,676
WellPoint Inc	BBB+	4.25	12/15/09	250,000	240,066
Wyeth	A	5.50	03/15/13	250,000	247,162
					730,904
INDUSTRIAL (3.0%)
Bunge, Ltd.	BBB	5.35	04/15/14	250,000	239,883
Deluxe Corp.	BBB-	3.50	10/01/07	250,000	239,585
Donnelley R.R. & Sons	A-	4.95	04/01/14	250,000	229,359
Lafarge Corp.	BBB	6.50	07/15/08	200,000	203,811
Masco Corp.	BBB+	5.88	07/15/12	200,000	199,276

5

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d.)
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	711,635
					1,823,549
TECHNOLOGY (0.8%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	254,610
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	247,867
					502,477
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.	A-	5.25	01/15/10	250,000	250,000
Verizon Global	A	4.00	01/15/08	250,000	244,060
					494,060
UTILITIES (2.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	250,000	241,447
Kinder Morgan	BBB	5.15	03/01/15	250,000	235,489
Pepco Holdings, Inc.	BBB	4.00	05/15/10	200,000	188,271
Progress Energy, Inc.	BBB	5.25	12/15/15	250,000	241,832
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	253,207
Virginia Elect. & Power	BBB	4.50	12/15/10	250,000	238,211
					1,398,457

TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,233,675) 99.0%					60,979,659

6

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Federal National Mtge. Assoc.	4.65	04/03/06	390,000	389,899

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $389,899) 0.6%				389,899

TOTAL INVESTMENTS (Cost: $63,623,574) 99.6%				61,369,558

OTHER NET ASSETS 0.4%				222,518

NET ASSETS 100.0%				$61,592,076

Abbreviations:                FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Issue not rated by S&P/Moody’s

(1)                                  Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)                                  U. S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund’s total investments as of March 31, 2006 is 2.3%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Bond Fund are:

Unrealized Appreciation	$50,825
Unrealized Depreciation	(2,304,841)
Net	$(2,254,016)

Cost of Investments	$63,623,574

7

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (33.1%)
FFCC	AAA	4.58	04/05/06	500,000	499,745
FHLB	AAA	4.58	04/04/06	750,000	749,713
FHLB	AAA	4.53	04/05/06	2,000,000	1,998,991
FHLB	AAA	4.64	04/19/06	5,502,000	5,489,234
FHLB	AAA	4.51	04/21/06	200,000	199,497
FHLB	AAA	4.51	04/26/06	6,000,000	5,981,142
FHLB	AAA	4.52	04/26/06	4,858,000	4,842,682
FHLB	AAA	4.51	04/26/06	664,000	661,911
FHLB	AAA	4.52	04/28/06	2,000,000	1,993,193
FHLMC	AAA	4.53	04/04/06	400,000	399,849
FHLMC	AAA	4.50	04/18/06	2,144,000	2,139,422
FNMA	AAA	4.50	04/05/06	165,000	164,917
FNMA	AAA	4.64	04/12/06	1,765,000	1,762,497
					26,882,793

COMMERCIAL PAPER (66.7%)
7-Eleven, Inc.	A1+/P1	4.70	04/10/06	1,700,000	1,698,000
7-Eleven, Inc.	A1+/P1	4.75	04/27/06	600,000	597,941
American Express Credit Corp.	A1/P1	4.56	04/07/06	1,000,000	999,238
American Express Credit Corp.	A1/P1	4.55	04/10/06	750,000	749,142
American Express Credit Corp.	A1/P1	4.50	04/03/06	500,000	499,874
Anheuser Busch	A1/P1	4.72	04/03/06	2,300,000	2,299,397
Becton Dickinson & Co.	A1/P1	4.74	04/18/06	800,000	798,208
Becton Dickinson & Co.	A1/P1	4.75	04/25/06	472,000	470,502
Becton Dickinson & Co.	A1/P1	4.75	05/08/06	449,000	446,808
Caterpillar, Inc.	A1/P1	4.73	04/07/06	2,300,000	2,298,186
Coca-Cola Co.	A1/P1	4.50	04/03/06	1,600,000	1,599,599
Coca-Cola Co.	A1/P1	4.49	04/03/06	395,000	394,901
Coca-Cola Co.	A1/P1	4.50	04/17/06	310,000	309,377
Coca-Cola Enterprises	A1/P1	4.55	04/04/06	1,200,000	1,199,544
Coca-Cola Enterprises	A1/P1	4.66	04/04/06	1,100,000	1,099,572
Colgate-Palmolive Corp.	A1+/P1	4.71	04/21/06	1,400,000	1,396,335
Colgate-Palmolive Corp.	A1+/P1	4.70	04/21/06	900,000	897,649
DuPont de Nemours & Co.	A1/P1	4.70	04/24/06	2,000,000	1,993,993
DuPont de Nemours & Co.	A1/P1	4.71	05/10/06	350,000	348,214
Emerson Electric	A1/P1	4.82	04/03/06	1,300,000	1,299,652
Emerson Electric	A1/P1	4.72	04/07/06	1,000,000	999,213
Executive Jets, Inc.	A1+/P1	4.77	06/01/06	1,000,000	991,784

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Executive Jets, Inc.	A1+/P1	4.53	04/05/06	500,000	499,747
Gannett Co., Inc.	A1/P1	4.52	04/04/06	1,000,000	999,622
Gannett Co., Inc.	A1/P1	4.53	04/04/06	1,000,000	999,621
Gannett Co., Inc.	A1/P1	4.54	04/05/06	300,000	299,848
General Electric Capital Corp.	A1+/P1	4.53	04/05/06	1,200,000	1,199,392
General Electric Capital Corp.	A1+/P1	4.53	04/04/06	600,000	599,772
General Electric Capital Corp.	A1+/P1	4.66	05/08/06	450,000	447,838
Hershey Foods	A1/P1	4.72	05/03/06	2,200,000	2,190,766
Kimberly Clark WW	A1+/P1	4.72	04/27/06	1,300,000	1,295,568
Kimberly Clark WW	A1+/P1	4.53	04/05/06	1,000,000	999,495
National Rural Utilities	A1/P1	4.59	04/12/06	1,250,000	1,248,241
National Rural Utilities	A1/P1	4.55	04/18/06	1,000,000	997,843
National Rural Utilities	A1/P1	4.79	05/08/06	150,000	149,261
Nestle Capital Corp.	A1+/P1	4.51	04/10/06	1,150,000	1,148,696
Nestle Capital Corp.	A1+/P1	4.56	04/06/06	1,100,000	1,099,301
New Jersey Natural Gas	A1/P1	4.73	04/04/06	2,200,000	2,199,132
Pitney Bowes	A1/P1	4.72	04/10/06	2,300,000	2,297,285
Sherwin Williams	A1/P1	4.52	04/11/06	1,750,000	1,747,787
Sherwin Williams	A1/P1	4.58	04/04/06	500,000	499,808
Siemens Capital	A1+/P1	4.48	04/07/06	2,200,000	2,198,346
UPS	A1+/P1	4.52	04/03/06	1,200,000	1,199,698
UPS	A1+/P1	4.51	04/03/06	1,000,000	999,749
Unilever Capital	A1/P1	4.49	04/03/06	2,200,000	2,199,449
Washington Gas Light Co.	A1/P1	4.83	04/03/06	1,000,000	999,732
XTRA, Inc.	A1+/P1	4.71	04/18/06	1,003,000	1,000,764
XTRA, Inc.	A1+/P1	4.56	04/03/06	800,000	799,797
XTRA, Inc.	A1+/P1	4.60	04/05/06	250,000	249,872
XTRA, Inc.	A1+/P1	4.75	04/24/06	250,000	249,241
					54,202,800

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $81,085,725) 99.8%					81,085,593

OTHER NET ASSETS 0.2%					210,989

NET ASSETS 100.0%					$81,296,582

2

Abbreviations:	FFCC = Federal Farm Credit Corp.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*                 Ratings as per Standard & Poor’s Corporation.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006 for the Money Market Fund are:

Unrealized Appreciation	$0
Unrealized Depreciation	(132)
Net	$(132)

Cost of Investments	$81,085,725

ITEM 2.          CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Attached hereto.

Exhibit 99               Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 19, 2006

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 19, 2006